UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05085

Capital Income Builder

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Michael W. Stockton

Capital Income Builder

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Capital Income Builder®
Investment portfolio
January 31, 2016
unaudited
Common stocks 79.91% Consumer staples 14.16%	Shares	Value (000)
Philip Morris International Inc.	39,069,298	$3,516,628
Altria Group, Inc.	40,438,005	2,471,167
Coca-Cola Co.	31,000,774	1,330,553
Imperial Tobacco Group PLC[1]	23,781,715	1,288,494
British American Tobacco PLC[1]	14,839,776	825,022
Procter & Gamble Co.	9,740,500	795,701
Reynolds American Inc.	12,771,516	637,937
Nestlé SA1	7,811,110	575,338
Kraft Heinz Co.	4,803,766	374,982
Unilever PLC[1]	8,348,700	367,441
Japan Tobacco Inc.[1]	7,840,000	306,328
Tate & Lyle PLC[1]	21,837,646	194,925
Kimberly-Clark Corp.	1,500,000	192,630
Diageo PLC[1]	5,971,900	160,769
PepsiCo, Inc.	862,000	85,597
Unilever NV, depository receipts[1]	1,282,000	57,175
Philip Morris CR AS1	42,500	22,158
Convenience Retail Asia Ltd.[1,2]	51,330,000	17,152
Orior AG1	4,818	286
		13,220,283
Financials 11.35%
Crown Castle International Corp.	15,478,400	1,334,238
Sampo Oyj, Class A1	25,641,801	1,238,186
Prudential PLC[1]	27,421,556	539,006
CME Group Inc., Class A	4,867,738	437,366
Swedbank AB, Class A1	19,868,555	418,285
Ventas, Inc.	7,525,740	416,324
Wells Fargo & Co.	8,110,000	407,365
HCP, Inc.	10,946,000	393,399
Standard Life PLC[1]	60,338,453	314,954
HSBC Holdings PLC (GBP denominated)[1]	26,889,038	189,646
HSBC Holdings PLC (HKD denominated)[1]	14,973,453	105,963
Link Real Estate Investment Trust[1]	47,196,000	270,150
Public Storage	1,040,000	263,702
Lamar Advertising Co., Class A	4,238,000	237,794
Iron Mountain Inc.	7,100,626	195,551
Alexandria Real Estate Equities, Inc.	2,455,904	194,459
RioCan Real Estate Investment Trust	9,834,737	173,682
Legal & General Group PLC[1]	49,358,306	172,460
Westpac Banking Corp.[1]	7,394,168	163,232
Royal Bank of Canada	3,000,000	155,364
Toronto-Dominion Bank (CAD denominated)	4,000,000	151,760
Bank of China Ltd., Class H1	365,780,000	144,781
St. James’s Place PLC[1]	10,500,023	144,237
BB&T Corp.	4,363,000	142,496
Gaming and Leisure Properties, Inc.	5,335,000	139,137
Capital Income Builder — Page 1 of 34

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Principal Financial Group, Inc.	3,500,600	$133,023
Svenska Handelsbanken AB, Class A1	10,570,329	132,804
Mercury General Corp.[2]	2,809,700	130,454
Barclays PLC[1]	47,290,138	126,302
American Campus Communities, Inc.	2,865,800	120,937
Hospitality Properties Trust	4,941,000	116,558
Old Republic International Corp.	6,406,100	115,822
Lloyds Banking Group PLC[1]	123,467,500	115,815
New York Community Bancorp, Inc.	7,432,000	115,047
Arthur J. Gallagher & Co.	2,786,989	104,902
Aberdeen Asset Management PLC[1]	26,275,000	92,515
JPMorgan Chase & Co.	1,470,000	87,465
Credit Suisse Group AG1	4,232,708	74,721
Umpqua Holdings Corp.	5,066,400	73,361
BNP Paribas SA1	1,460,000	69,391
Skandinaviska Enskilda Banken AB, Class A1	6,880,000	66,336
TAG Immobilien AG1	5,417,538	63,718
Tesco Lotus Retail Growth Freehold and Leasehold Property Fund[1,2]	145,255,000	55,600
Société Générale[1]	1,356,945	51,919
Marsh & McLennan Companies, Inc.	973,000	51,890
Unibail-Rodamco SE, non-registered shares[1]	199,000	50,312
Bank of Nova Scotia	1,006,400	41,229
Fortune Real Estate Investment Trust[1]	33,946,000	34,462
UBS Group AG1	1,855,000	30,628
PacWest Bancorp	785,000	28,817
People’s United Financial, Inc.	1,750,000	25,148
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	9,765,000	25,048
Intesa Sanpaolo SPA[1]	8,798,000	23,295
Gjensidige Forsikring ASA[1]	1,250,000	19,906
Care Capital Properties, Inc.	653,635	19,570
Altisource Residential Corp.	1,914,000	19,044
CDL Hospitality Trusts, units[1]	19,078,500	17,504
Fibra Uno Administración, SA de CV	8,630,000	17,300
		10,594,380
Utilities 9.94%
SSE PLC[1,2]	78,291,002	1,626,730
National Grid PLC[1]	102,431,493	1,443,713
Dominion Resources, Inc.	15,773,888	1,138,401
EDP - Energias de Portugal, SA1,2	234,571,488	820,009
Duke Energy Corp.	7,094,695	534,231
Iberdrola, SA, non-registered shares[1]	67,855,009	478,065
Iberdrola, SA, non-registered shares[1,3]	1,357,100	9,561
DTE Energy Co.	4,864,000	413,489
Cheung Kong Infrastructure Holdings Ltd.[1]	39,533,000	372,060
CMS Energy Corp.	8,228,200	319,912
Red Eléctrica de Corporación, SA1	3,579,697	289,155
Pennon Group PLC[1,2]	21,682,523	274,443
Exelon Corp.	9,259,444	273,802
Southern Co.	4,500,000	220,140
FirstEnergy Corp.	6,055,000	200,178
Glow Energy PCL[1,2]	84,822,200	181,986
Power Assets Holdings Ltd.[1]	19,387,700	177,327
Ratchaburi Electricity Generating Holding PCL[1,2]	77,350,000	108,051
Sempra Energy	977,040	92,575
Capital Income Builder — Page 2 of 34

unaudited
Common stocks Utilities (continued)	Shares	Value (000)
Fortum Oyj[1]	5,000,000	$78,549
PG&E Corp.	1,225,000	67,265
Engie SA1	3,168,624	50,916
Centrica PLC[1]	13,321,897	39,116
Infratil Ltd.[1]	14,867,000	29,919
Huaneng Power International, Inc., Class H1	23,610,000	19,212
PT Perusahaan Gas Negara (Persero) Tbk[1]	89,609,400	15,860
		9,274,665
Telecommunication services 9.28%
Verizon Communications Inc.	61,624,158	3,079,359
AT&T Inc.	39,959,877	1,440,953
Singapore Telecommunications Ltd.[1]	347,312,774	863,597
Vodafone Group PLC[1]	205,142,564	656,227
CenturyLink, Inc.	20,563,478	522,724
BCE Inc.	7,193,000	289,743
HKT Trust and HKT Ltd., units[1]	187,573,460	246,511
TELUS Corp.	8,710,508	242,307
TDC A/S1,2	43,039,144	184,310
TeliaSonera AB1	39,089,000	184,149
NTT DoCoMo, Inc.[1]	8,058,700	179,772
TalkTalk Telecom Group PLC[1,2]	56,376,217	177,536
freenet AG1	4,180,133	129,573
China Mobile Ltd.[1]	8,170,000	89,099
Advanced Info Service PCL[1]	18,358,000	87,829
Intouch Holdings PCL, nonvoting depository receipts[1]	30,725,000	48,974
Intouch Holdings PCL[1]	23,416,899	37,326
MTN Group Ltd.[1]	8,413,000	74,178
Hutchison Telecommunications Hong Kong Holdings Ltd.[1]	214,176,000	67,104
Mobile TeleSystems OJSC (ADR)	7,913,550	55,395
		8,656,666
Health care 9.10%
Amgen Inc.	11,652,909	1,779,749
AbbVie Inc.	30,069,785	1,650,831
GlaxoSmithKline PLC[1]	73,686,900	1,517,993
Novartis AG1	14,551,000	1,128,673
AstraZeneca PLC[1]	8,046,600	514,769
AstraZeneca PLC (ADR)	8,458,000	272,516
Pfizer Inc.	15,776,750	481,033
Roche Holding AG, non-registered shares, non-voting[1]	1,186,200	308,603
Takeda Pharmaceutical Co. Ltd.[1]	4,400,000	212,773
Johnson & Johnson	2,000,000	208,880
Orion Oyj, Class B1	4,475,674	147,423
Eli Lilly and Co.	1,560,600	123,443
Bayer AG1	708,000	79,421
Merck & Co., Inc.	936,000	47,427
Gilead Sciences, Inc.	264,000	21,912
		8,495,446
Industrials 6.10%
Lockheed Martin Corp.	5,251,574	1,108,082
General Electric Co.	38,054,000	1,107,371
Kühne + Nagel International AG1	3,807,800	504,741
Caterpillar Inc.	4,751,800	295,752
Capital Income Builder — Page 3 of 34

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
KONE Oyj, Class B1	6,322,000	$277,720
BAE Systems PLC[1]	33,761,562	249,182
VINCI SA1	3,520,000	238,711
Singapore Technologies Engineering Ltd[1]	110,063,200	223,613
Boeing Co.	1,854,621	222,796
Sydney Airport, units[1]	35,385,683	165,788
Cobham PLC[1]	43,617,000	158,718
Emerson Electric Co.	3,100,000	142,538
R.R. Donnelley & Sons Co.	9,297,685	129,889
Covanta Holding Corp.[2]	7,992,700	113,017
AA PLC[1]	25,551,116	107,929
Norfolk Southern Corp.	1,508,000	106,314
COSCO Pacific Ltd.[1]	75,958,001	85,712
Air New Zealand Ltd.[1]	39,377,907	75,447
Andritz AG1	1,573,972	73,542
BTS Rail Mass Transit Growth Infrastructure Fund[1]	250,000,000	72,018
Waste Management, Inc.	1,295,000	68,570
Siemens AG1	661,680	63,342
CK Hutchison Holdings Ltd.[1]	2,462,400	30,618
PayPoint PLC[1]	1,905,000	21,477
CCR SA, ordinary nominative	6,450,000	20,609
Safran SA1	272,000	17,749
CTCI Corp.[1]	9,300,000	10,433
		5,691,678
Energy 5.85%
Royal Dutch Shell PLC, Class B1	37,220,500	813,886
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	8,217,552	179,830
Exxon Mobil Corp.	10,337,400	804,767
ConocoPhillips	16,288,050	636,537
Kinder Morgan, Inc.	38,142,441	627,443
BP PLC[1]	97,098,597	526,106
Suncor Energy Inc.	15,782,650	373,809
Chevron Corp.	3,574,400	309,078
Spectra Energy Corp	9,123,220	250,432
Eni SpA[1]	12,590,000	183,189
TOTAL SA1	3,826,301	170,246
Enbridge Inc. (CAD denominated)	4,825,629	167,617
Helmerich & Payne, Inc.	2,894,515	147,041
Veresen Inc.[2]	15,592,300	88,819
Inter Pipeline Ltd.	3,802,600	61,617
TGS-NOPEC Geophysical Co. ASA[1]	4,195,000	61,328
Williams Companies, Inc.	2,013,567	38,862
Repsol, SA, non-registered shares[1]	1,975,909	20,578
		5,461,185
Consumer discretionary 4.89%
McDonald’s Corp.	5,801,500	718,110
Las Vegas Sands Corp.	13,728,100	619,137
Greene King PLC[1,2]	24,691,512	310,935
Six Flags Entertainment Corp.[2]	6,160,400	309,683
Taylor Wimpey PLC[1]	107,905,500	297,346
Hasbro, Inc.	3,662,282	272,034
Macy’s, Inc.	5,000,000	202,050
General Motors Co.	5,500,000	163,020
Capital Income Builder — Page 4 of 34

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
William Hill PLC[1]	27,608,000	$153,553
Gannett Co., Inc.[2]	9,191,300	136,399
DineEquity, Inc.[2]	1,475,000	125,257
RTL Group SA, non-registered shares[1]	1,403,965	113,616
SES SA, Class A (FDR)[1]	3,935,200	103,120
ProSiebenSat.1 Media SE1	1,977,377	98,434
Kingfisher PLC[1]	20,390,800	95,431
Daimler AG1	1,345,400	93,661
Marks and Spencer Group PLC[1]	15,315,000	93,008
Marston’s PLC[1,2]	37,254,228	83,873
Li & Fung Ltd.[1]	139,140,000	80,512
WPP PLC[1]	3,442,120	74,917
HUGO BOSS AG1	931,432	74,355
Stella International Holdings Ltd.[1]	19,515,500	47,020
Ladbrokes PLC[1]	25,130,000	45,769
Electrolux AB, Series B1	1,906,208	41,396
Sa Sa International Holdings Ltd.[1]	134,934,000	36,927
Matas A/S1	1,398,000	26,461
SJM Holdings Ltd.[1]	40,109,224	26,148
Whistler Blackcomb Holdings Inc.	1,521,000	24,310
H & M Hennes & Mauritz AB, Class B1	623,000	20,376
Fielmann AG1	265,442	20,021
Barratt Developments PLC[1]	2,244,375	19,269
Leifheit AG, non-registered shares[1,2]	320,000	16,185
Ekornes ASA[1]	866,820	9,417
Chow Sang Sang Holdings International Ltd.[1]	5,278,000	7,863
Sitoy Group Holdings Ltd.[1]	18,200,000	6,152
		4,565,765
Information technology 4.32%
Texas Instruments Inc.	13,839,000	732,498
Intel Corp.	19,863,000	616,150
Microsoft Corp.	6,516,400	358,988
Cisco Systems, Inc.	13,558,333	322,553
International Business Machines Corp.	2,296,800	286,618
Xilinx, Inc.	5,570,200	280,014
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	57,640,000	245,516
Quanta Computer Inc.[1]	149,073,190	238,338
VTech Holdings Ltd.[1,2]	16,512,300	166,319
Paychex, Inc.	3,282,000	157,077
Moneysupermarket.com Group PLC[1,2]	28,508,401	137,822
MediaTek Inc.[1]	21,107,000	137,706
Seagate Technology	3,928,160	114,113
STMicroelectronics NV1	12,800,000	84,416
Western Union Co.	4,712,000	84,062
Accenture PLC, Class A	323,300	34,121
Automatic Data Processing, Inc.	345,600	28,716
Atea ASA[1]	477,800	3,889
		4,028,916
Materials 2.16%
Potash Corp. of Saskatchewan Inc.	17,554,905	286,145
Potash Corp. of Saskatchewan Inc. (CAD denominated)	1,779,316	29,010
Amcor Ltd.[1]	31,734,934	301,015
Rio Tinto PLC[1]	12,064,000	296,720
Capital Income Builder — Page 5 of 34

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Dow Chemical Co.	5,104,900	$214,406
Agrium Inc.	1,967,000	170,873
Syngenta AG1	400,000	147,258
Givaudan SA1	66,000	123,328
Nucor Corp.	2,768,819	108,178
E.I. du Pont de Nemours and Co.	2,000,000	105,520
LyondellBasell Industries NV	790,900	61,666
Koninklijke DSM NV1	969,300	47,234
BASF SE1	470,000	31,147
RPM International, Inc.	727,970	28,573
Praxair, Inc.	265,500	26,550
Vale SA, Class A, preferred nominative (ADR)	13,245,000	24,503
The Chemours Co.	4,745,044	18,695
		2,020,821
Miscellaneous 2.76%
Other common stocks in initial period of acquisition		2,574,786
Total common stocks (cost: $71,137,967,000)		74,584,591
Preferred securities 0.02% Financials 0.02%
CoBank, ACB, Class E, noncumulative[4]	13,000	8,625
HSBC Holdings PLC, Series 2, 8.00%	200,000	5,212
Morgan Stanley, Series I, depositary shares	49,600	1,289
Total preferred securities (cost: $19,234,000)		15,126
Convertible stocks 0.32% Utilities 0.10%
Dominion Resources, Inc., convertible preferred, Series A, units	1,800,000	89,568
Miscellaneous 0.22%
Other convertible stocks in initial period of acquisition		207,217
Total convertible stocks (cost: $282,721,000)		296,785
Convertible bonds 0.20% Financials 0.20%	Principal amount (000)
Bank of Ireland, convertible notes, 10.00% 2016	€23,175	25,945
Barclays PLC, Equity Linked Notes, (Microsoft Corp.), 5.33% 2016	$3,242	163,559
Total convertible bonds (cost: $181,870,000)		189,504
Bonds, notes & other debt instruments 17.27% U.S. Treasury bonds & notes 6.80% U.S. Treasury 5.39%
U.S. Treasury 3.25% 2016[5]	50,000	50,576
U.S. Treasury 7.50% 2016	190,000	200,251
U.S. Treasury 9.25% 2016	96,000	96,330
U.S. Treasury 0.875% 2017	23,000	23,036
Capital Income Builder — Page 6 of 34

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.50% 2017	$100,000	$104,875
U.S. Treasury 4.625% 2017	100,000	104,086
U.S. Treasury 8.75% 2017	50,000	55,160
U.S. Treasury 8.875% 2017	135,850	152,868
U.S. Treasury 3.50% 2018	75,000	79,049
U.S. Treasury 1.50% 2019	40,000	40,505
U.S. Treasury 1.625% 2019	111,600	113,449
U.S. Treasury 1.625% 2019	38,820	39,516
U.S. Treasury 1.75% 2019	8,570	8,759
U.S. Treasury 3.125% 2019	150,000	160,083
U.S. Treasury 3.625% 2019	250,000	271,837
U.S. Treasury 8.125% 2019	43,440	54,047
U.S. Treasury 1.125% 2020	51,950	51,759
U.S. Treasury 1.25% 2020	382,100	382,746
U.S. Treasury 1.25% 2020	40,700	40,746
U.S. Treasury 1.375% 2020	141,727	142,121
U.S. Treasury 1.375% 2020	89,033	89,315
U.S. Treasury 1.375% 2020	25,000	25,133
U.S. Treasury 1.375% 2020	16,500	16,602
U.S. Treasury 1.625% 2020	77,000	78,152
U.S. Treasury 1.625% 2020	40,000	40,578
U.S. Treasury 1.75% 2020	182,070	185,655
U.S. Treasury 2.625% 2020	110,000	116,445
U.S. Treasury 3.50% 2020	19,150	20,928
U.S. Treasury 8.50% 2020	76,000	97,850
U.S. Treasury 8.75% 2020	179,000	234,812
U.S. Treasury 8.75% 2020	165,000	219,166
U.S. Treasury 3.125% 2021	25,000	27,161
U.S. Treasury 3.625% 2021	31,600	35,031
U.S. Treasury 8.00% 2021	77,500	105,521
U.S. Treasury 8.125% 2021	25,000	33,885
U.S. Treasury 2.00% 2022	200,000	204,460
U.S. Treasury 6.25% 2023	25,000	33,069
U.S. Treasury 7.125% 2023	135,000	184,355
U.S. Treasury 2.25% 2024	55,000	56,665
U.S. Treasury 2.00% 2025	45,000	45,378
U.S. Treasury 2.25% 2025	36,115	37,162
U.S. Treasury 6.875% 2025	25,000	35,860
U.S. Treasury 6.25% 2030	107,000	160,559
U.S. Treasury 2.50% 2045	482	457
U.S. Treasury 2.875% 2045	527,506	540,446
U.S. Treasury 3.00% 2045	218,615	229,614
U.S. Treasury 3.00% 2045	6,000	6,310
		5,032,368
U.S. Treasury inflation-protected securities 1.41%
U.S. Treasury Inflation-Protected Security 0.125% 2016[6]	57,368	57,135
U.S. Treasury Inflation-Protected Security 0.125% 2020[6]	407,443	408,752
U.S. Treasury Inflation-Protected Security 0.125% 2024[6]	208,469	202,380
U.S. Treasury Inflation-Protected Security 0.25% 2025[6]	116,244	113,275
U.S. Treasury Inflation-Protected Security 0.375% 2025[6]	145,888	144,208
U.S. Treasury Inflation-Protected Security 2.375% 2025[6]	125,918	145,928
U.S. Treasury Inflation-Protected Security 0.625% 2026[6]	76,916	77,704
U.S. Treasury Inflation-Protected Security 2.00% 2026[6]	5,979	6,794
Capital Income Builder — Page 7 of 34

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 2.125% 2041[6]	$3,653	$4,441
U.S. Treasury Inflation-Protected Security 0.75% 2042[6]	52,809	47,936
U.S. Treasury Inflation-Protected Security 1.375% 2044[6]	74,930	78,651
U.S. Treasury Inflation-Protected Security 0.75% 2045[6]	27,685	24,935
		1,312,139
Total U.S. Treasury bonds & notes		6,344,507
Corporate bonds & notes 6.03% Financials 1.30%
ACE Capital Trust II 9.70% 2030	7,210	10,260
ACE INA Holdings Inc. 2.30% 2020	1,625	1,631
ACE INA Holdings Inc. 2.875% 2022	4,545	4,610
ACE INA Holdings Inc. 3.35% 2026	3,690	3,766
ACE INA Holdings Inc. 4.35% 2045	4,135	4,352
Alexandria Real Estate Equities, Inc. 3.90% 2023	4,800	4,844
Alexandria Real Estate Equities, Inc. 4.30% 2026	2,800	2,849
Alexandria Real Estate Equities, Inc. 4.50% 2029	1,205	1,214
American Campus Communities, Inc. 3.35% 2020	7,200	7,315
American Campus Communities, Inc. 3.75% 2023	8,615	8,587
American Campus Communities, Inc. 4.125% 2024	10,440	10,588
American Express Co. 6.15% 2017	9,080	9,680
American International Group, Inc. 2.30% 2019	4,275	4,293
American International Group, Inc. 3.75% 2025	2,140	2,057
American International Group, Inc. 4.50% 2044	3,750	3,283
AXA SA, junior subordinated 6.463% (undated)[4]	1,900	1,950
AXA SA, Series B, junior subordinated 6.379% (undated)[4]	7,000	7,490
Bank of America Corp. 3.75% 2016	2,270	2,296
Bank of America Corp. 5.75% 2017	5,000	5,320
Bank of America Corp. 5.65% 2018	1,940	2,082
Bank of America Corp. 2.625% 2020	23,625	23,379
Bank of America Corp. 5.875% 2021	5,000	5,646
Bank of America Corp. 3.30% 2023	2,967	2,927
Bank of America Corp., Series L, 3.625% 2016	3,045	3,056
Bank of America Corp., Series AA, 6.10% (undated)	2,100	2,138
Bank of America Corp., junior subordinated 6.50% noncumulative (undated)	1,500	1,566
Bank of New York Mellon Corp. 2.10% 2019	15,000	15,123
Bank of Nova Scotia 4.50% 2025	6,250	6,192
Bank of Tokyo-Mitsubishi, Ltd., 2.75% 2020[4]	10,000	10,205
Barclays Bank PLC 5.14% 2020	15,525	17,109
Barclays Bank PLC 3.65% 2025	11,490	11,036
Barclays Bank PLC 5.25% 2045	2,475	2,549
BB&T Corp. 2.45% 2020	7,800	7,908
Berkshire Hathaway Finance Corp. 4.30% 2043	2,000	1,963
BNP Paribas 4.375% 2025[4]	6,000	5,837
Boston Properties, Inc. 3.65% 2026	6,000	6,068
Brandywine Operating Partnership, LP 5.70% 2017	41	43
Brandywine Operating Partnership, LP 3.95% 2023	170	169
CIT Group Inc. 5.00% 2017	7,000	7,166
CIT Group Inc. 3.875% 2019	2,525	2,511
Citigroup Inc. 3.953% 2016	7,500	7,593
Citigroup Inc. 2.50% 2018	7,500	7,573
Citigroup Inc. 8.50% 2019	12,656	15,047
Citigroup Inc. 3.70% 2026	27,800	27,847
Capital Income Builder — Page 8 of 34

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup Inc. 4.45% 2027	$8,770	$8,696
Citigroup Inc, Series O, 5.875% (undated)	3,000	2,918
Citigroup Inc., Series P, 5.95% (undated)	4,913	4,773
CNA Financial Corp. 7.35% 2019	6,000	6,921
Corporate Office Properties LP 5.25% 2024	590	606
Corporate Office Properties LP 5.00% 2025	4,335	4,380
Corporate Office Properties Trust 3.60% 2023	515	479
Credit Suisse Group AG 3.125% 2020[4]	3,000	3,009
Credit Suisse Group AG 3.80% 2022	15,000	15,196
Crescent Resources 10.25% 2017[4]	3,355	3,368
Crown Castle International Corp. 4.875% 2022	300	315
DCT Industrial Trust Inc. 4.50% 2023	7,090	7,263
DDR Corp. 4.25% 2026	3,130	3,117
Developers Diversified Realty Corp. 9.625% 2016	7,540	7,614
Developers Diversified Realty Corp. 7.50% 2017	27,306	28,964
Developers Diversified Realty Corp. 7.875% 2020	12,702	15,403
Discover Financial Services 10.25% 2019	4,334	5,225
EPR Properties 4.50% 2025	12,265	11,995
ERP Operating LP 5.75% 2017	10,022	10,579
Essex Portfolio L.P. 3.25% 2023	7,845	7,757
Essex Portfolio L.P. 3.875% 2024	9,035	9,257
Essex Portfolio L.P. 3.50% 2025	1,000	979
Goldman Sachs Group, Inc. 1.312% 2017[7]	6,307	6,296
Goldman Sachs Group, Inc. 1.712% 2020[7]	3,375	3,361
Goldman Sachs Group, Inc. 5.75% 2022	7,500	8,527
Goldman Sachs Group, Inc. 3.85% 2024	3,620	3,679
Goldman Sachs Group, Inc. 4.75% 2045	11,290	11,236
Goldman Sachs Group, Inc. 5.15% 2045	1,300	1,267
Goodman Funding Pty Ltd. 6.00% 2022[4]	30,590	34,532
HBOS PLC 6.75% 2018[4]	25,085	27,478
Hospitality Properties Trust 6.30% 2016	1,400	1,404
Hospitality Properties Trust 5.625% 2017	5,895	6,089
Hospitality Properties Trust 6.70% 2018	5,978	6,326
Hospitality Properties Trust 5.00% 2022	5,250	5,430
Hospitality Properties Trust 4.50% 2023	5,980	5,961
Hospitality Properties Trust 4.50% 2025	3,925	3,801
Host Hotels & Resorts LP 4.50% 2026	6,150	6,174
HSBC Holdings PLC 4.25% 2025	15,000	14,766
HSBC USA Inc. 1.474% 2018[7]	5,000	5,005
Intercontinentalexchange, Inc. 2.75% 2020	970	986
Intercontinentalexchange, Inc. 4.00% 2023	11,582	12,182
Intesa Sanpaolo SpA 5.017% 2024[4]	2,270	2,181
Iron Mountain Inc. 6.00% 2020[4]	6,000	6,405
iStar Financial Inc. 4.875% 2018	1,650	1,582
iStar Financial Inc. 5.00% 2019	8,400	7,928
JPMorgan Chase & Co. 6.30% 2019	5,000	5,627
JPMorgan Chase & Co. 2.55% 2020	19,225	19,180
JPMorgan Chase & Co. 2.75% 2020	8,500	8,549
JPMorgan Chase & Co. 4.625% 2021	5,000	5,443
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)	49,540	50,066
Kimco Realty Corp. 4.30% 2018	10,000	10,473
Kimco Realty Corp. 3.40% 2022	3,025	3,065
Leucadia National Corp. 5.50% 2023	3,265	3,112
MetLife Global Funding I 2.30% 2019[4]	5,395	5,433
Capital Income Builder — Page 9 of 34

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
MetLife Global Funding I 2.00% 2020[4]	$2,155	$2,122
MetLife Global Funding I 2.50% 2020[4]	4,000	4,012
Metlife, Inc. 3.60% 2025	2,870	2,886
MetLife, Inc. 5.25% 2049	3,445	3,374
Morgan Stanley 3.80% 2016	5,000	5,036
Morgan Stanley 2.125% 2018	10,000	10,010
Morgan Stanley 1.996% 2019[7]	2,772	2,787
Morgan Stanley 3.875% 2026	55,440	56,126
New York Life Global Funding 2.10% 2019[4]	6,000	6,041
New York Life Global Funding 1.95% 2020[4]	2,190	2,180
Nordea Bank AB 1.625% 2018[4]	2,500	2,494
Northern Trust Corp. 5.85% 2017[4]	2,850	3,058
PNC Financial Services Group, Inc. 3.90% 2024	579	604
PNC Preferred Funding Trust I, junior subordinated 2.162% (undated)[4,7]	15,300	13,617
Prologis, Inc. 3.35% 2021	5,450	5,576
Prologis, Inc. 3.75% 2025	6,275	6,342
Prudential Financial, Inc. 4.60% 2044	3,900	3,761
QBE Insurance Group Ltd. 2.40% 2018[4]	15,035	15,074
Rabobank Nederland 2.50% 2021	8,115	8,182
Rabobank Nederland 4.375% 2025	16,500	16,831
Realogy Corp. 4.50% 2019[4]	1,500	1,528
Realogy Corp., Barclays PLC LOC, 4.40% 2016[7,8,9]	145	142
Royal Bank of Canada 2.50% 2021	12,500	12,587
Scentre Group 2.375% 2019[4]	3,950	3,952
Scentre Group 2.375% 2021[4]	4,220	4,147
Scentre Group 3.25% 2025[4]	8,655	8,341
Scentre Group 3.50% 2025[4]	27,550	27,199
Select Income REIT 4.15% 2022	3,055	2,983
Select Income REIT 4.50% 2025	1,835	1,700
Simon Property Group, LP 2.50% 2021	5,640	5,676
Synovus Financial Corp. 7.875% 2019	7,000	7,674
TD Ameritrade Holding Co. 2.95% 2022	5,610	5,690
Travelers Property Casualty Corp. 4.30% 2045	1,800	1,873
UBS Group AG 4.125% 2025[4]	11,000	11,004
UDR, Inc. 4.00% 2025	1,075	1,117
Unum Group 7.125% 2016	10,000	10,364
Unum Group 3.875% 2025	8,605	8,602
US Bancorp. 0.852% 2018[7]	5,000	4,958
US Bancorp. 2.35% 2021	5,250	5,287
US Bancorp., junior subordinated 5.125% (undated)	8,285	8,358
WEA Finance LLC 2.70% 2019[4]	14,415	14,440
WEA Finance LLC 3.25% 2020[4]	22,015	22,438
WEA Finance LLC 3.75% 2024[4]	16,330	16,473
Wells Fargo & Co. 1.358% 2018[7]	2,581	2,585
Wells Fargo & Co. 2.55% 2020	22,455	22,560
Wells Fargo & Co. 3.55% 2025	6,750	6,882
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)	71,606	74,918
Westpac Banking Corp. 2.60% 2020	7,500	7,566
		1,212,633
Health care 0.89%
AbbVie Inc. 2.50% 2020	35,335	35,133
AbbVie Inc. 2.90% 2022	12,265	12,073
AbbVie Inc. 3.20% 2022	8,355	8,371
Capital Income Builder — Page 10 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
AbbVie Inc. 4.50% 2035	$1,420	$1,390
AbbVie Inc. 4.40% 2042	3,090	2,912
AbbVie Inc. 4.70% 2045	9,030	8,908
Actavis Funding SCS 2.35% 2018	17,700	17,787
Actavis Funding SCS 3.00% 2020	6,830	6,924
Actavis Funding SCS 3.45% 2022	9,790	9,949
Actavis Funding SCS 3.80% 2025	36,720	37,326
Actavis Funding SCS 4.55% 2035	11,520	11,399
Actavis Funding SCS 4.75% 2045	15,930	16,019
AstraZeneca PLC 3.375% 2025	43,190	43,496
Baxalta Inc. 4.00% 2025[4]	4,830	4,811
Becton, Dickinson and Co. 2.675% 2019	3,400	3,460
Becton, Dickinson and Co. 3.734% 2024	8,080	8,284
Becton, Dickinson and Co. 4.685% 2044	5,270	5,369
Biogen Inc. 2.90% 2020	5,375	5,419
Biogen Inc. 4.05% 2025	14,690	15,075
Biogen Inc. 5.20% 2045	19,210	19,561
Boston Scientific Corp. 2.85% 2020	11,470	11,500
Boston Scientific Corp. 6.00% 2020	8,075	9,017
Boston Scientific Corp. 3.375% 2022	5,300	5,294
Boston Scientific Corp. 3.85% 2025	11,500	11,454
Celgene Corp. 3.625% 2024	14,740	14,661
Celgene Corp. 3.875% 2025	52,480	53,096
Celgene Corp. 4.625% 2044	14,900	14,046
Celgene Corp. 5.00% 2045	6,195	6,212
Centene Corp. 5.75% 2017	3,175	3,298
Centene Corp. 5.625% 2021[4]	6,375	6,510
Centene Corp. 4.75% 2022	2,180	2,104
Centene Corp. 6.125% 2024[4]	2,350	2,406
Concordia Healthcare Corp. 9.50% 2022[4]	1,410	1,384
Concordia Healthcare Corp. 7.00% 2023[4]	560	490
DJO Finco Inc. 8.125% 2021[4]	3,675	3,105
EMD Finance LLC 2.40% 2020[4]	1,600	1,578
EMD Finance LLC 2.95% 2022[4]	26,300	26,060
EMD Finance LLC 3.25% 2025[4]	23,700	22,953
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[4]	3,175	3,207
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[4]	915	915
Express Scripts Inc. 3.125% 2016	706	710
Gilead Sciences, Inc. 3.05% 2016	18,215	18,519
Gilead Sciences, Inc. 2.55% 2020	5,548	5,622
Gilead Sciences, Inc. 3.25% 2022	3,715	3,819
Gilead Sciences, Inc. 3.50% 2025	6,615	6,805
Gilead Sciences, Inc. 3.65% 2026	4,590	4,706
Gilead Sciences, Inc. 4.80% 2044	1,695	1,735
Gilead Sciences, Inc. 4.50% 2045	6,200	6,131
Gilead Sciences, Inc. 4.75% 2046	12,090	12,387
HCA Inc. 3.75% 2019	1,915	1,934
HCA Inc. 6.50% 2020	5,000	5,525
HCA Inc. 5.00% 2024	3,560	3,613
HCA Inc. 5.25% 2025	4,000	4,110
Hologic, Inc. 5.25% 2022[4]	810	841
Humana Inc. 3.85% 2024	6,800	6,933
Humana Inc. 4.95% 2044	700	698
inVentiv Health Inc., Term Loan B4, 7.75% 2018[7,8,9]	1,470	1,461
Capital Income Builder — Page 11 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
inVentiv Health Inc. 10.00% 2018	$1,256	$1,212
inVentiv Health Inc. 10.00% 2018	837	799
inVentiv Health Inc. 12.00% 2018[4,10]	3,378	3,142
Kindred Healthcare, Inc. 8.00% 2020	1,875	1,720
Kindred Healthcare, Inc. 8.75% 2023	2,110	1,896
Kinetic Concepts, Inc. 10.50% 2018	7,085	6,908
Laboratory Corporation of America Holdings 3.20% 2022	2,400	2,377
Laboratory Corporation of America Holdings 3.60% 2025	3,755	3,692
Laboratory Corporation of America Holdings 4.70% 2045	15,780	14,844
Mallinckrodt PLC 5.625% 2023[4]	2,195	2,069
McKesson Corp. 3.25% 2016	1,600	1,603
McKesson Corp. 2.284% 2019	5,810	5,827
McKesson Corp. 3.796% 2024	2,640	2,680
MEDNAX, Inc. 5.25% 2023[4]	370	380
Medtronic, Inc. 2.50% 2020	14,015	14,243
Medtronic, Inc. 3.50% 2025	24,700	25,398
Medtronic, Inc. 4.375% 2035	6,960	7,125
Medtronic, Inc. 4.625% 2045	2,825	2,975
Merck & Co., Inc. 0.724% 2018[7]	30,000	30,033
Molina Healthcare, Inc. 5.375% 2022[4]	1,365	1,368
Novartis Securities Investment Ltd. 5.125% 2019	15,000	16,531
Ortho-Clinical Diagnostics Inc. 6.625% 2022[4]	3,935	2,646
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[7,8,9]	867	768
Pfizer Inc. 0.812% 2018[7]	5,000	4,990
Pfizer Inc. 7.20% 2039	196	271
Quintiles Transnational Corp. 4.875% 2023[4]	3,285	3,343
St. Jude Medical, Inc. 2.80% 2020	10,145	10,273
St. Jude Medical, Inc. 3.875% 2025	13,345	13,669
Tenet Healthcare Corp. 6.75% 2023	1,815	1,677
Tenet Healthcare Corp., First Lien, 6.25% 2018	4,000	4,250
Tenet Healthcare Corp., First Lien, 4.75% 2020	6,000	6,105
Tenet Healthcare Corp., First Lien, 6.00% 2020	1,615	1,720
UnitedHealth Group Inc. 2.70% 2020	6,460	6,615
UnitedHealth Group Inc. 3.75% 2025	13,180	13,736
UnitedHealth Group Inc. 4.625% 2035	1,475	1,575
UnitedHealth Group Inc. 4.75% 2045	2,455	2,639
VPI Escrow Corp. 6.75% 2018[4]	7,000	6,983
VPI Escrow Corp. 6.375% 2020[4]	4,230	4,103
VRX Escrow Corp. 5.375% 2020[4]	3,465	3,292
VRX Escrow Corp. 5.875% 2023[4]	1,615	1,454
VRX Escrow Corp. 6.125% 2025[4]	1,110	1,000
WellPoint, Inc. 2.30% 2018	2,740	2,759
WellPoint, Inc. 2.25% 2019	2,000	1,975
Zimmer Holdings, Inc. 2.00% 2018	4,000	3,989
Zimmer Holdings, Inc. 2.70% 2020	5,500	5,481
Zimmer Holdings, Inc. 3.15% 2022	4,000	3,964
Zimmer Holdings, Inc. 3.55% 2025	15,155	14,798
		829,402
Energy 0.74%
Alpha Natural Resources, Inc. 7.50% 2020[4,11]	3,975	60
Alpha Natural Resources, Inc. 7.50% 2020[4,11]	1,833	27
American Energy - Woodford LLC 12.00% 2020[4,10]	1,152	171
American Energy (Marcellus), Term Loan B, 5.25% 2020[7,8,9]	1,500	323
Capital Income Builder — Page 12 of 34

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
American Energy (Marcellus), Term Loan A, 8.50% 2021[7,8,9]	$3,275	$101
American Energy (Permian Basin) 7.125% 2020[4]	4,425	1,261
American Energy (Permian Basin) 7.375% 2021[4]	1,700	485
Anadarko Petroleum Corp. 6.375% 2017	8,250	8,336
Anadarko Petroleum Corp. 8.70% 2019	17,265	18,341
Anadarko Petroleum Corp. 6.20% 2040	1,580	1,201
APT Pipelines Ltd. 4.20% 2025[4]	4,440	4,283
Baytex Energy Corp. 5.125% 2021[4]	2,175	1,316
Baytex Energy Corp. 5.625% 2024[4]	825	483
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[4]	1,725	1,298
Boardwalk Pipeline Partners 3.375% 2023	5,000	3,917
Boardwalk Pipelines, LP 4.95% 2024	10,030	8,510
Canadian Natural Resources Ltd. 3.80% 2024	1,975	1,564
Cenovus Energy Inc. 3.00% 2022	16,340	13,598
Cenovus Energy Inc. 3.80% 2023	6,120	5,128
Chevron Corp. 2.411% 2022	4,360	4,245
Chevron Corp. 3.326% 2025	2,500	2,481
Concho Resources Inc. 5.50% 2023	1,500	1,369
CONSOL Energy Inc. 5.875% 2022	1,450	946
Denbury Resources Inc. 4.625% 2023	1,500	502
Devon Energy Corp. 5.00% 2045	7,585	5,042
Diamond Offshore Drilling, Inc. 4.875% 2043	19,660	11,388
Ecopetrol SA 5.375% 2026	3,855	3,094
Ecopetrol SA 5.875% 2045	2,845	1,984
Enbridge Energy Partners, LP 9.875% 2019	5,000	5,543
Enbridge Energy Partners, LP 4.375% 2020	1,865	1,767
Enbridge Energy Partners, LP 5.20% 2020	650	638
Enbridge Energy Partners, LP 5.875% 2025	30,275	28,445
Enbridge Energy Partners, LP 5.50% 2040	3,500	2,650
Enbridge Energy Partners, LP 7.375% 2045	40,935	38,601
Enbridge Energy Partners, LP, Series B, 6.50% 2018	23,200	23,746
Enbridge Inc. 5.60% 2017	6,940	7,149
Enbridge Inc. 4.00% 2023	18,450	16,685
Energy Transfer Partners, LP 4.75% 2026	8,350	7,073
Energy Transfer Partners, LP 6.125% 2045	7,600	6,016
EnLink Midstream Partners, LP 2.70% 2019	2,335	1,820
EnLink Midstream Partners, LP 4.40% 2024	3,815	2,727
EnLink Midstream Partners, LP 4.15% 2025	4,865	3,336
EnLink Midstream Partners, LP 5.05% 2045	5,095	2,986
Ensco PLC 5.20% 2025	6,010	3,643
Ensco PLC 5.75% 2044	1,060	606
Enterprise Products Operating LLC 3.90% 2024	2,105	1,960
Enterprise Products Operating LLC 3.70% 2026	4,900	4,418
Enterprise Products Operating LLC 4.90% 2046	2,510	2,095
EOG Resources, Inc. 4.15% 2026	3,910	3,877
EP Energy Corp. 9.375% 2020	600	258
EP Energy Corp. 6.375% 2023	1,350	479
Genel Energy Finance 3 Ltd. 7.50% 2019[4]	11,000	6,325
Halliburton Co. 3.375% 2022	7,610	7,483
Halliburton Co. 3.80% 2025	7,130	6,683
Halliburton Co. 4.85% 2035	3,350	3,093
Halliburton Co. 5.00% 2045	5,730	5,124
Husky Energy Inc. 6.20% 2017	5,600	5,715
Husky Energy Inc. 7.25% 2019	4,500	4,692
Capital Income Builder — Page 13 of 34

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Jupiter Resources Inc. 8.50% 2022[4]	$3,000	$1,080
Kinder Morgan Energy Partners, LP 6.00% 2017	375	382
Kinder Morgan Energy Partners, LP 3.50% 2023	2,480	2,048
Kinder Morgan Energy Partners, LP 4.15% 2024	5,180	4,393
Kinder Morgan Energy Partners, LP 4.25% 2024	1,335	1,129
Kinder Morgan Energy Partners, LP 5.40% 2044	9,505	7,166
Kinder Morgan Energy Partners, LP 5.50% 2044	3,200	2,496
Kinder Morgan, Inc. 4.30% 2025	83,740	72,676
Kinder Morgan, Inc. 5.55% 2045	27,240	21,414
Matador Resources Co. 6.875% 2023	200	173
Newfield Exploration Co. 5.375% 2026	4,250	3,442
NGL Energy Partners LP 5.125% 2019	1,325	974
NGPL PipeCo LLC 7.119% 2017[4]	10,225	9,663
NGPL PipeCo LLC 9.625% 2019[4]	6,425	6,072
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[7,8,9]	438	415
Noble Corp PLC 4.00% 2018	1,090	870
Noble Corp PLC 5.95% 2025	7,465	3,764
Noble Corp PLC 6.95% 2045	9,020	3,998
PDC Energy Inc. 7.75% 2022	5,150	4,918
Peabody Energy Corp. 6.00% 2018	4,500	405
Peabody Energy Corp. 6.50% 2020	2,000	125
Peabody Energy Corp. 6.25% 2021	2,225	128
Pemex Project Funding Master Trust 5.75% 2018	2,750	2,815
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	15,000	13,353
Petrobras Global Finance Co. 6.25% 2024	2,320	1,690
Petrobras Global Finance Co. 6.85% 2115	2,075	1,323
Petróleos Mexicanos 5.50% 2019[4]	3,725	3,783
Petróleos Mexicanos 6.375% 2021[4]	11,575	11,754
Petróleos Mexicanos 4.50% 2026[4]	11,830	10,203
Petróleos Mexicanos 6.875% 2026[4]	8,010	8,160
Petróleos Mexicanos 5.625% 2046[4]	2,025	1,567
Phillips 66 2.95% 2017	4,000	4,055
Phillips 66 4.30% 2022	11,525	11,801
Phillips 66 Partners LP 3.605% 2025	1,075	928
Phillips 66 Partners LP 4.68% 2045	160	118
Pioneer Natural Resources Co. 3.45% 2021	5,620	5,274
Pioneer Natural Resources Co. 4.45% 2026	3,025	2,765
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[4,8]	3,165	2,057
QGOG Constellation SA 6.25% 2019[4]	500	195
Range Resources Corp. 4.875% 2025[4]	4,225	3,438
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	1,500	1,440
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	4,050	3,412
Rice Energy Inc. 6.25% 2022	2,200	1,677
Rice Energy Inc. 7.25% 2023	300	232
Sabine Pass Liquefaction, LLC 5.625% 2021	5,500	5,060
Sabine Pass Liquefaction, LLC 6.25% 2022	3,000	2,779
Sabine Pass Liquefaction, LLC 5.625% 2023	1,000	882
Sabine Pass Liquefaction, LLC 5.75% 2024	1,300	1,147
Samson Investment Co., Term Loan B, 5.00% 2018[7,8,9,11]	150	3
Schlumberger BV 3.00% 2020[4]	9,260	9,073
Schlumberger BV 3.625% 2022[4]	2,945	2,886
Schlumberger BV 4.00% 2025[4]	22,375	21,839
Seven Generations Energy Ltd. 6.75% 2023[4]	325	271
SM Energy Co. 5.625% 2025	825	446
Capital Income Builder — Page 14 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Southwestern Energy Co. 4.95% 2025	$15,860	$9,936
Spectra Energy Partners, LP 2.95% 2018	4,040	3,964
TC PipeLines, LP 4.375% 2025	5,345	4,595
Teekay Corp. 8.50% 2020[4]	1,800	1,143
Tesoro Logistics LP 5.50% 2019[4]	575	537
Tesoro Logistics LP 6.25% 2022[4]	1,400	1,274
TransCanada PipeLines Ltd. 6.50% 2018	10,000	10,881
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067	12,930	8,663
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	2,725	2,321
Transocean Inc. 5.80% 2016	5,450	5,307
Transocean Inc. 7.125% 2021	1,985	1,171
Transportadora de Gas Peru SA 4.25% 2028[4,8]	2,175	2,023
Western Gas Partners LP 2.60% 2018	1,375	1,259
Western Gas Partners LP 3.95% 2025	3,035	2,262
Williams Partners LP 4.125% 2020	5,000	3,879
Williams Partners LP 4.50% 2023	3,350	2,484
Williams Partners LP 4.30% 2024	6,030	4,500
Williams Partners LP 3.90% 2025	4,030	2,876
Williams Partners LP 4.00% 2025	23,555	16,673
Williams Partners LP 4.90% 2045	3,730	2,343
Williams Partners LP 5.10% 2045	13,835	8,999
		688,334
Telecommunication services 0.73%
Altice Financing SA 6.625% 2023[4]	13,755	13,583
Altice Finco SA 6.50% 2022[4]	700	700
Altice Finco SA 7.625% 2025[4]	375	347
Altice Finco SA, First Lien, 7.75% 2022[4]	13,100	12,281
América Móvil, SAB de CV 6.45% 2022	MXN45,000	2,372
América Móvil, SAB de CV 8.46% 2036	147,200	7,853
AT&T Inc. 2.80% 2021	$12,305	12,283
AT&T Inc. 4.125% 2026	25,615	25,598
AT&T Inc. 8.25% 2031	4,971	6,873
AT&T Inc. 4.50% 2035	18,440	16,703
AT&T Inc. 4.30% 2042	5,175	4,292
AT&T Inc. 4.35% 2045	869	722
AT&T Inc. 4.75% 2046	10,026	8,900
AT&T Inc. 5.65% 2047	1,275	1,276
CenturyLink, Inc., Series T, 5.80% 2022	2,500	2,337
Deutsche Telekom International Finance BV 6.75% 2018	15,000	16,756
Frontier Communications Corp. 8.875% 2020[4]	1,000	1,006
Frontier Communications Corp. 9.25% 2021	5,575	5,401
Frontier Communications Corp. 10.50% 2022[4]	5,775	5,667
Frontier Communications Corp. 7.125% 2023	1,650	1,382
Frontier Communications Corp. 11.00% 2025[4]	43,725	42,304
Intelsat Jackson Holding Co. 7.25% 2019	600	547
Intelsat Jackson Holding Co. 7.25% 2020	625	541
Intelsat Jackson Holding Co. 6.625% 2022	1,775	1,158
MetroPCS Wireless, Inc. 6.25% 2021	20,950	21,474
MTS International Funding Ltd. 8.625% 2020	27,918	31,020
MTS International Funding Ltd. 8.625% 2020[4]	27,918	31,020
Numericable Group SA 4.875% 2019[4]	1,075	1,074
Numericable Group SA 6.00% 2022[4]	2,495	2,470
Sprint Capital Corp. 6.90% 2019	17,200	13,846
Capital Income Builder — Page 15 of 34

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Sprint Nextel Corp. 8.375% 2017	$22,875	$22,246
Sprint Nextel Corp. 9.125% 2017	112,350	112,350
Sprint Nextel Corp. 7.00% 2020	6,500	4,810
Sprint Nextel Corp. 7.25% 2021	1,950	1,414
Sprint Nextel Corp. 11.50% 2021	138,575	117,096
Sprint Nextel Corp. 7.875% 2023	42,000	30,240
Sprint Nextel Corp. 7.125% 2024	3,000	2,040
T-Mobile US, Inc. 6.542% 2020	21,604	22,360
T-Mobile US, Inc. 6.375% 2025	6,450	6,490
T-Mobile US, Inc. 6.50% 2026	15,075	15,075
Verizon Communications Inc. 4.272% 2036	17,806	15,965
Verizon Communications Inc. 4.522% 2048	25,235	22,088
Vodafone Group PLC 5.625% 2017	10,450	10,906
Wind Acquisition SA 4.75% 2020[4]	4,300	4,246
Wind Acquisition SA 7.375% 2021[4]	6,350	6,068
		685,180
Consumer discretionary 0.62%
21st Century Fox America, Inc. 3.70% 2025	1,210	1,198
21st Century Fox America, Inc. 4.95% 2045	6,700	6,493
Amazon.com, Inc. 4.95% 2044	8,750	9,282
Boyd Gaming Corp. 9.00% 2020	9,500	10,070
Burger King Corp. 4.625% 2022[4]	3,000	3,023
Burger King Corp. 6.00% 2022[4]	4,150	4,313
Cablevision Systems Corp. 7.75% 2018	8,475	8,602
CBS Corp. 1.95% 2017	8,000	8,038
CBS Outdoor Americas Inc. 5.25% 2022	1,500	1,539
CBS Outdoor Americas Inc. 5.625% 2024	799	820
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	1,714	1,753
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020[4]	7,815	7,866
CCO Holdings LLC and CCO Holdings Capital Corp. 6.50% 2021	6,200	6,479
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022[4]	6,175	6,194
CCO Holdings LLC and CCO Holdings Capital Corp. 6.625% 2022	800	849
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[4]	29,660	29,707
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[4]	1,850	1,845
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	6,425	6,232
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	1,775	1,469
Comcast Corp. 6.30% 2017	7,000	7,599
Comcast Corp. 4.75% 2044	6,105	6,265
Cumulus Media Holdings Inc. 7.75% 2019	5,030	1,968
Cumulus Media Inc., Term Loan B, 4.25% 2020[7,8,9]	2,045	1,510
Daimler Finance NA LLC 3.00% 2016[4]	2,500	2,507
Daimler Finance NA LLC 2.70% 2020[4]	1,500	1,494
DaimlerChrysler North America Holding Corp. 1.19% 2018[4,7]	1,500	1,495
DaimlerChrysler North America Holding Corp. 2.45% 2020[4]	7,500	7,403
DaimlerChrysler North America Holding Corp. 3.30% 2025[4]	10,000	9,937
Delta 2 (Formula One), Term Loan B, 7.75% 2022[7,8,9]	2,225	1,865
DISH DBS Corp. 4.625% 2017	6,525	6,688
Dollar General Corp. 4.125% 2017	17,500	18,080
EchoStar DBS Corp. 7.125% 2016	3,000	3,000
Expedia, Inc. 5.00% 2026[4]	5,750	5,691
Family Tree Escrow LLC 5.25% 2020[4]	575	607
Family Tree Escrow LLC 5.75% 2023[4]	1,175	1,244
Federated Department Stores, Inc. 6.90% 2029	3,177	3,475
Capital Income Builder — Page 16 of 34

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Co. 4.75% 2043	$750	$689
Ford Motor Credit Co. 8.00% 2016	2,000	2,105
Ford Motor Credit Co. 4.25% 2017	5,000	5,106
Ford Motor Credit Co. 2.375% 2018	2,500	2,497
Ford Motor Credit Co. 2.597% 2019	810	797
Ford Motor Credit Co. 3.20% 2021	10,000	9,932
Ford Motor Credit Co. 3.219% 2022	4,390	4,286
Ford Motor Credit Co. 3.664% 2024	1,000	969
Ford Motor Credit Co. 4.134% 2025	20,500	20,368
Ford Motor Credit Co. 4.389% 2026	8,750	8,836
Gannett Co., Inc. 5.125% 2019	1,385	1,454
Gannett Co., Inc. 4.875% 2021[4]	435	438
Gannett Co., Inc. 5.50% 2024[4]	1,500	1,511
General Motors Co. 4.00% 2025	2,180	2,043
General Motors Financial Co. 6.75% 2018	1,500	1,624
General Motors Financial Co. 3.70% 2020	15,890	15,844
General Motors Financial Co. 4.375% 2021	5,000	5,088
General Motors Financial Co. 3.45% 2022	3,170	3,049
General Motors Financial Co. 4.30% 2025	17,250	16,457
Hilton Worldwide Finance LLC 5.625% 2021	1,800	1,863
Home Depot, Inc. 4.40% 2021	10,000	11,110
International Game Technology 6.25% 2022[4]	2,800	2,709
Li & Fung Ltd. 6.00% (undated)[7]	28,831	28,903
Limited Brands, Inc. 8.50% 2019	3,006	3,510
Limited Brands, Inc. 7.00% 2020	2,994	3,376
Limited Brands, Inc. 6.875% 2035[4]	2,575	2,672
Marks and Spencer Group PLC 6.25% 2017[4]	6,729	7,208
Marriott International, Inc., Series I, 6.375% 2017	12,500	13,266
McDonald’s Corp. 2.75% 2020	765	777
McDonald’s Corp. 3.70% 2026	12,895	13,078
McDonald’s Corp. 4.70% 2035	3,905	3,963
McDonald’s Corp. 4.875% 2045	5,700	5,790
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	1,000	974
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	5,875	5,728
MGM Resorts International 6.875% 2016	2,000	2,011
MGM Resorts International 7.50% 2016	2,075	2,114
MGM Resorts International 6.75% 2020	2,025	2,116
MGM Resorts International 7.75% 2022	2,700	2,872
Michaels Stores, Inc. 5.875% 2020[4]	725	749
NBC Universal Enterprise, Inc. 1.307% 2018[4,7]	13,105	13,094
NBC Universal Enterprise, Inc. 5.25% (undated)[4]	9,635	10,237
NCL Corp. Ltd. 5.25% 2019[4]	900	909
Needle Merger Sub Corp. 8.125% 2019[4]	4,350	3,524
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	2,150	1,639
Neiman Marcus Group LTD Inc. 8.75% 2021[4,10]	3,955	2,531
Neiman Marcus, Term Loan B, 4.25% 2020[7,8,9]	6,354	5,537
NIKE, Inc. 3.875% 2045	12,145	12,151
PETCO Animal Supplies, Inc. 9.25% 2018[4]	5,000	5,146
PETCO Animal Supplies, Inc., Term Loan B-1, 5.75% 2023[7,8,9]	2,000	1,962
PETsMART, Inc. 7.125% 2023[4]	1,600	1,616
Pinnacle Entertainment, Inc. 6.375% 2021	2,050	2,183
Playa Resorts Holding BV 8.00% 2020[4]	1,600	1,636
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	725	752
Starbucks Corp. 2.70% 2022	2,675	2,726
Capital Income Builder — Page 17 of 34

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Starbucks Corp. 4.30% 2045	$3,565	$3,811
Target Corp. 6.00% 2018	24,000	26,179
Thomson Reuters Corp. 1.30% 2017	6,705	6,680
Thomson Reuters Corp. 1.65% 2017	2,880	2,874
Thomson Reuters Corp. 4.30% 2023	2,085	2,178
Thomson Reuters Corp. 5.65% 2043	2,375	2,483
Time Warner Cable Inc. 5.00% 2020	10,000	10,647
Time Warner Inc. 3.60% 2025	19,800	19,268
Time Warner Inc. 4.85% 2045	3,000	2,718
Univision Communications Inc. 5.125% 2025[4]	2,500	2,375
Volkswagen Group of America Finance, LLC 1.25% 2017[4]	5,930	5,812
Volkswagen Group of America Finance, LLC 2.40% 2020[4]	4,070	3,880
Warner Music Group 6.00% 2021[4]	775	792
Warner Music Group 5.625% 2022[4]	1,475	1,434
Warner Music Group 6.75% 2022[4]	1,250	1,106
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	1,675	1,606
Wynn Macau, Ltd. 5.25% 2021[4]	1,000	875
ZF Friedrichshafen AG 4.00% 2020[4]	985	987
ZF Friedrichshafen AG 4.50% 2022[4]	1,895	1,831
ZF Friedrichshafen AG 4.75% 2025[4]	2,500	2,353
		580,014
Consumer staples 0.54%
Altria Group, Inc. 9.25% 2019	3,834	4,696
Altria Group, Inc. 2.625% 2020	4,340	4,406
Altria Group, Inc. 4.75% 2021	1,500	1,654
Altria Group, Inc. 2.95% 2023	3,800	3,767
Altria Group, Inc. 4.00% 2024	3,000	3,182
Altria Group, Inc. 4.25% 2042	4,000	3,710
Altria Group, Inc. 4.50% 2043	1,100	1,063
Altria Group, Inc. 5.375% 2044	8,375	9,151
Anheuser-Busch InBev NV 6.875% 2019	16,000	18,657
Anheuser-Busch InBev NV 2.65% 2021	39,535	39,830
Anheuser-Busch InBev NV 3.30% 2023	27,770	28,262
Anheuser-Busch InBev NV 3.65% 2026	46,730	47,355
Anheuser-Busch InBev NV 4.70% 2036	9,175	9,345
Anheuser-Busch InBev NV 4.90% 2046	11,325	11,759
Coca-Cola Co. 1.80% 2016	500	503
Coca-Cola Co. 3.30% 2021	2,000	2,129
Constellation Brands, Inc. 3.875% 2019	3,500	3,614
CVS Caremark Corp. 3.50% 2022	7,000	7,218
CVS Caremark Corp. 4.00% 2023	15,920	16,798
CVS Caremark Corp. 4.875% 2035	4,750	4,977
CVS Caremark Corp. 5.125% 2045	2,025	2,191
H.J Heinz Co. 4.875% 2025[4]	1,994	2,135
Ingles Markets, Inc. 5.75% 2023	1,900	1,914
Kroger Co. 6.40% 2017	31,300	33,586
Kroger Co. 2.60% 2021	1,455	1,475
Kroger Co. 3.50% 2026	745	758
Mead Johnson Nutrition Co. 3.00% 2020	2,825	2,862
Mead Johnson Nutrition Co. 4.125% 2025	1,175	1,207
PepsiCo, Inc. 2.50% 2016	10,000	10,038
Pernod Ricard SA 2.95% 2017[4]	12,000	12,125
Pernod Ricard SA 4.45% 2022[4]	12,500	13,242
Capital Income Builder — Page 18 of 34

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International Inc. 3.60% 2023	$4,545	$4,850
Philip Morris International Inc. 3.875% 2042	4,500	4,158
Reynolds American Inc. 2.30% 2018	8,535	8,620
Reynolds American Inc. 3.25% 2020	7,355	7,559
Reynolds American Inc. 4.00% 2022	4,500	4,768
Reynolds American Inc. 4.45% 2025	52,000	55,283
Reynolds American Inc. 5.70% 2035	2,315	2,547
Reynolds American Inc. 6.15% 2043	1,135	1,298
Reynolds American Inc. 5.85% 2045	31,500	35,310
SABMiller Holdings Inc. 2.45% 2017[4]	14,815	14,940
The JM Smucker Co. 3.50% 2025	3,120	3,159
Tyson Foods, Inc. 3.95% 2024	9,450	9,803
Tyson Foods, Inc. 5.15% 2044	1,320	1,386
WM. Wrigley Jr. Co 2.40% 2018[4]	4,075	4,111
WM. Wrigley Jr. Co 2.90% 2019[4]	2,000	2,039
WM. Wrigley Jr. Co 3.375% 2020[4]	37,460	38,628
		502,068
Utilities 0.52%
AES Corp. 8.00% 2020	1,000	1,095
AES Corp. 7.375% 2021	7,000	7,245
AES Corp. 5.50% 2025	2,750	2,482
Ameren Corp. 3.65% 2026	3,330	3,435
Berkshire Hathaway Energy Co. 2.40% 2020	6,211	6,256
Calpine Corp. 6.00% 2022[4]	350	365
Calpine Corp. 5.375% 2023	2,925	2,676
Calpine Corp. 7.875% 2023[4]	773	829
Calpine Corp. 5.50% 2024	660	586
Cleveland Electric Illuminating Co. 8.875% 2018	21,700	25,527
CMS Energy Corp. 8.75% 2019	13,063	15,750
CMS Energy Corp. 6.25% 2020	16,257	18,490
CMS Energy Corp. 5.05% 2022	8,103	9,008
CMS Energy Corp. 3.875% 2024	16,650	17,370
CMS Energy Corp. 3.60% 2025	4,527	4,598
CMS Energy Corp. 4.70% 2043	4,830	4,897
CMS Energy Corp. 4.875% 2044	4,875	5,085
Commonwealth Edison Company 4.35% 2045	1,730	1,794
Consumers Energy Co. 5.65% 2020	730	836
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	1,500	1,560
Duke Energy Corp. 3.75% 2024	19,170	19,561
Duke Energy Corp. 4.80% 2045	3,805	3,905
Dynegy Finance Inc. 6.75% 2019	2,520	2,448
Dynegy Finance Inc. 7.375% 2022	2,290	2,038
Dynegy Finance Inc. 7.625% 2024	3,570	3,159
Electricité de France SA 4.95% 2045[4]	10,000	9,970
Entergy Corp. 4.70% 2017	6,500	6,642
Entergy Louisiana, LLC 3.30% 2022	3,260	3,358
Entergy Louisiana, LLC 3.78% 2025	3,500	3,623
Eversource Energy 2.80% 2023	3,498	3,401
Exelon Corp. 2.85% 2020	11,375	11,400
MidAmerican Energy Holdings Co. 3.75% 2023	3,710	3,835
National Rural Utilities Cooperative Finance Corp. 2.00% 2020	850	853
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	4,150	4,165
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	1,668	1,704
Capital Income Builder — Page 19 of 34

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	$9,736	$11,144
Northeast Utilities 3.15% 2025	7,911	7,770
Northern States Power Co., First Mortgage Bonds, 7.125% 2025	6	8
NV Energy, Inc 6.25% 2020	49,389	57,083
Ohio Power Co., Series G, 6.60% 2033	3,178	3,975
Ohio Power Co., Series H, 6.60% 2033	704	855
Pacific Gas and Electric Co. 3.25% 2023	10,000	10,195
Pacific Gas and Electric Co. 3.85% 2023	3,918	4,147
Pacific Gas and Electric Co. 3.40% 2024	9,611	9,878
Pacific Gas and Electric Co. 3.75% 2024	852	895
Pacific Gas and Electric Co. 4.25% 2046	7,500	7,491
PacifiCorp., First Mortgage Bonds, 2.95% 2023	2,082	2,107
PacifiCorp., First Mortgage Bonds, 7.70% 2031	5,810	8,248
Pennsylvania Electric Co. 6.05% 2017	3,000	3,199
PG&E Corp. 2.40% 2019	3,750	3,773
Progress Energy, Inc. 7.05% 2019	10,150	11,595
Progress Energy, Inc. 7.00% 2031	5,958	7,560
Progress Energy, Inc. 7.75% 2031	3,980	5,289
Public Service Co. of Colorado 5.80% 2018	4,850	5,326
Public Service Co. of Colorado 5.125% 2019	2,973	3,298
Public Service Co. of Colorado 2.90% 2025	8,333	8,433
Puget Energy Inc. 3.65% 2025	15,934	15,903
Puget Sound Energy, Inc., First Lien, 6.50% 2020	8,815	10,275
Puget Sound Energy, Inc., First Lien, 5.625% 2022	7,402	8,320
Tampa Electric Co. 5.40% 2021	1,987	2,263
Tampa Electric Co. 2.60% 2022	6,850	6,793
Teco Finance, Inc. 5.15% 2020	16,579	17,974
Virginia Electric and Power Co. 3.45% 2024	1,860	1,939
Xcel Energy Inc. 4.70% 2020	11,179	12,125
Xcel Energy Inc. 3.30% 2025	10,015	10,096
Xcel Energy Inc. 6.50% 2036	11,466	14,453
Xcel Energy Inc. 4.80% 2041	1,425	1,495
		483,851
Industrials 0.35%
ADS Waste Escrow 8.25% 2020	1,275	1,186
AerCap Holdings NV 2.75% 2017	3,250	3,201
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[8]	420	445
ARAMARK Corp. 5.125% 2024[4]	1,000	1,035
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	4,125	3,063
Atlas Copco AB 5.60% 2017[4]	17,290	18,080
BNSF Funding Trust I 6.613% 2055	6,700	7,253
Boeing Company 1.65% 2020	3,375	3,354
Boeing Company 2.20% 2022	2,840	2,830
Builders Firstsource 7.625% 2021[4]	575	602
Builders Firstsource 10.75% 2023[4]	1,425	1,341
Canadian National Railway Co. 5.55% 2018	25,000	27,140
CEVA Group PLC 7.00% 2021[4]	1,850	1,536
CEVA Group PLC 9.00% 2021[4]	775	559
CEVA Group PLC, Apollo Global Securities LLC LOC, 6.50% 2021[7,8,9]	515	430
CEVA Group PLC, Term Loan B, 6.50% 2021[7,8,9]	736	614
CEVA Group PLC, Term Loan, 6.50% 2021[7,8,9]	533	445
CEVA Group PLC, Term Loan, 6.50% 2021[7,8,9]	92	77
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[8]	1,993	2,033
Capital Income Builder — Page 20 of 34

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[8]	$861	$881
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[8]	3,767	3,908
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[8]	7,551	8,237
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[8]	7,023	7,794
Corporate Risk Holdings LLC 9.50% 2019[4]	6,538	5,557
DAE Aviation Holdings, Inc. 10.00% 2023[4]	4,575	4,461
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[8]	1,127	1,279
European Aeronautic Defence and Space Company 2.70% 2023[4]	18,000	17,482
Gardner Denver, Inc., Term Loan B, 4.25% 2020[7,8,9]	5,924	5,350
Gates Global LLC 6.00% 2022[4]	3,950	2,933
Gates Global LLC, Term Loan B, 4.25% 2021[7,8,9]	1	1
General Electric Capital Corp. 2.20% 2020	2,327	2,368
General Electric Capital Corp. 2.342% 2020[4]	5,984	6,011
General Electric Co. 5.25% 2017	12,500	13,448
General Electric Co. 5.00% (undated)	89,599	92,175
HD Supply, Inc. 7.50% 2020	650	679
HD Supply, Inc. 11.50% 2020	3,050	3,378
HD Supply, Inc. 5.25% 2021[4]	3,325	3,433
KLX Inc. 5.875% 2022[4]	1,780	1,673
LMI Aerospace Inc. 7.375% 2019	2,550	2,423
Lockheed Martin Corp. 1.85% 2018	3,370	3,399
Lockheed Martin Corp. 2.50% 2020	8,340	8,416
Lockheed Martin Corp. 3.10% 2023	2,370	2,413
Lockheed Martin Corp. 3.55% 2026	11,815	12,136
Lockheed Martin Corp. 4.50% 2036	5,570	5,796
Lockheed Martin Corp. 4.70% 2046	8,585	9,125
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	750	773
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[4]	3,825	3,873
Nortek Inc. 8.50% 2021	1,500	1,556
R.R. Donnelley & Sons Co. 7.875% 2021	1,475	1,458
R.R. Donnelley & Sons Co. 6.50% 2023	775	685
Republic Services, Inc. 3.80% 2018	2,500	2,611
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	4,225	2,915
TransDigm Inc. 5.50% 2020	7,400	7,308
Waste Management, Inc. 2.60% 2016	4,445	4,481
Watco Companies 6.375% 2023[4]	1,735	1,674
		327,314
Materials 0.22%
ArcelorMittal 5.50% 2017	24,950	24,513
ArcelorMittal 10.85% 2019	750	701
ArcelorMittal 6.50% 2021	1,000	817
ArcelorMittal 7.25% 2022	20,500	16,759
ArcelorMittal 6.125% 2025	875	639
Ball Corp. 4.375% 2020	1,225	1,270
BHP Billiton Finance (USA) Ltd. 2.05% 2018	13,220	12,848
Chemours Co. 6.625% 2023[4]	2,400	1,482
Chemours Co. 7.00% 2025[4]	2,790	1,709
E.I. du Pont de Nemours and Co. 5.25% 2016	826	856
E.I. du Pont de Nemours and Co. 2.80% 2023	10,000	9,473
Ecolab Inc. 3.00% 2016	8,725	8,850
Ecolab Inc. 4.35% 2021	1,500	1,630
First Quantum Minerals Ltd. 6.75% 2020[4]	7,188	3,315
First Quantum Minerals Ltd. 7.00% 2021[4]	23,782	10,880
Capital Income Builder — Page 21 of 34

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
First Quantum Minerals Ltd. 7.25% 2022[4]	$72,600	$33,033
FMG Resources 9.75% 2022[4]	5,500	4,799
Georgia Gulf Corp. 4.875% 2023	2,500	2,362
Glencore Funding LLC 4.00% 2025[4]	5,000	3,269
JMC Steel Group Inc. 8.25% 2018[4]	6,575	4,931
LSB Industries, Inc. 7.75% 2019	2,100	1,738
Monsanto Co. 2.75% 2021	515	511
Monsanto Co. 4.40% 2044	300	244
Mosaic Co. 4.25% 2023	1,700	1,653
Owens-Illinois, Inc. 5.875% 2023[4]	4,970	4,886
Owens-Illinois, Inc. 6.375% 2025[4]	2,035	2,008
Platform Specialty Products Corp. 10.375% 2021[4]	3,300	3,094
Platform Specialty Products Corp. 6.50% 2022[4]	200	158
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	380
Rayonier Advanced Materials Inc. 5.50% 2024[4]	2,545	1,931
Reynolds Group Inc. 9.875% 2019	203	199
Reynolds Group Inc. 5.75% 2020	4,000	4,015
Reynolds Group Inc. 6.875% 2021	3,000	3,112
Ryerson Inc. 9.00% 2017	3,275	2,489
Ryerson Inc. 11.25% 2018	2,004	1,343
Summit Materials, Inc. 6.125% 2023	700	679
Tembec Industries Inc. 9.00% 2019[4]	1,055	673
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[4]	2,020	2,126
Vale Overseas Ltd. 6.875% 2036	8,150	5,186
Vale Overseas Ltd. 6.875% 2039	40,280	25,376
Vale SA 5.625% 2042	470	281
Yara International ASA 7.875% 2019[4]	2,225	2,547
		208,765
Information technology 0.12%
Alcatel-Lucent USA Inc. 4.625% 2017[4]	1,150	1,202
Alcatel-Lucent USA Inc. 6.75% 2020[4]	913	985
Alcatel-Lucent USA Inc. 8.875% 2020[4]	9,875	10,616
First Data Corp. 6.75% 2020[4]	5,255	5,550
First Data Corp. 7.00% 2023[4]	5,150	5,214
First Data Corp. 5.75% 2024[4]	775	773
Freescale Semiconductor, Inc. 5.00% 2021[4]	1,000	1,025
Harris Corp. 2.70% 2020	1,530	1,521
Harris Corp. 3.832% 2025	815	825
Harris Corp. 4.854% 2035	3,050	3,068
Harris Corp. 5.054% 2045	3,360	3,406
Infor Inc. 5.75% 2020[4]	1,475	1,490
International Business Machines Corp. 1.95% 2016	7,925	7,971
International Business Machines Corp. 3.375% 2023	10,000	10,209
Microsoft Corp. 4.45% 2045	10,740	11,049
National Semiconductor Corp. 6.60% 2017	10,000	10,758
NXP BV and NXP Funding LLC 4.125% 2020[4]	4,000	3,990
Oracle Corp. 1.202% 2019[7]	5,000	5,009
Oracle Corp. 4.125% 2045	2,525	2,308
Qorvo, Inc. 7.00% 2025[4]	3,000	2,985
Capital Income Builder — Page 22 of 34

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Samsung Electronics America, Inc. 1.75% 2017[4]	$12,350	$12,379
Serena Software, Inc., Term Loan B, 7.50% 2020[7,8,9]	5,785	5,284
		107,617
Total corporate bonds & notes		5,625,178
Mortgage-backed obligations 3.26%
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.742% 2049[7,8]	4,253	4,377
Banc of America Mortgage Securities Inc., Series 2004-B, Class 1-A1, 2.496% 2034[7,8]	45	43
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 3.009% 2034[7,8]	1,117	1,076
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[7,8]	201	211
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[7,8]	4,320	4,594
Citigroup Commercial Mortgage Trust, Series 2015-GC-35, Class AAB, 3.608% 2048[8]	875	918
Citigroup Commercial Mortgage Trust, Series 2015-GC-29, Class AAB, 2.984% 2048[8]	2,005	2,034
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.345% 2049[7,8]	5,000	5,316
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[8]	13,055	13,210
Commercial Mortgage Trust, Series 2005-LP5, Class E, 4.988% 2043[4,7,8]	2,250	2,250
Commercial Mortgage Trust, Series 2015-CR-27, Class ASB, 3.404% 2048[8]	1,290	1,326
Commercial Mortgage Trust, Series 2015-LC-23, Class ASB, 3.598% 2053[8]	2,000	2,090
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[4,8]	25,345	25,692
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 2037[4,8]	7,500	7,658
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032[8]	290	314
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032[8]	177	193
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033[8]	228	244
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[8]	30,520	30,837
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[7,8]	117	121
CSAIL Commercial Mortgage Trust, Series 2015-C-4, Class ASB, 3.6167% 2048[8]	1,500	1,565
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[4,8]	3,684	3,699
Fannie Mae 4.50% 2020[8]	677	705
Fannie Mae 6.00% 2021[8]	840	912
Fannie Mae 5.00% 2023[8]	1,633	1,780
Fannie Mae 4.50% 2024[8]	8,495	9,086
Fannie Mae 4.50% 2024[8]	2,117	2,269
Fannie Mae 6.00% 2024[8]	3,010	3,404
Fannie Mae 6.00% 2024[8]	23	25
Fannie Mae 6.00% 2026[8]	11,052	12,500
Fannie Mae 6.00% 2027[8]	15,591	17,642
Fannie Mae 5.50% 2033[8]	461	518
Fannie Mae 3.50% 2035[8]	4,668	4,938
Fannie Mae 6.00% 2036[8]	7,346	8,467
Fannie Mae 6.00% 2036[8]	5,554	6,373
Fannie Mae 6.00% 2036[8]	4,278	4,908
Fannie Mae 6.00% 2036[8]	2,784	3,208
Fannie Mae 6.00% 2036[8]	1,255	1,447
Fannie Mae 5.50% 2037[8]	483	545
Fannie Mae 6.50% 2037[8]	2,128	2,464
Fannie Mae 6.50% 2037[8]	293	341
Fannie Mae 6.50% 2037[8]	317	340
Fannie Mae 6.50% 2037[8]	171	183
Fannie Mae 7.00% 2037[8]	4,644	5,467
Fannie Mae 7.00% 2037[8]	366	430
Fannie Mae 7.50% 2037[8]	835	944
Fannie Mae 7.50% 2037[8]	280	317
Fannie Mae 7.50% 2037[8]	260	295
Capital Income Builder — Page 23 of 34

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 7.50% 2037[8]	$123	$132
Fannie Mae 5.157% 2038[7,8]	186	198
Fannie Mae 5.50% 2038[8]	4,617	5,195
Fannie Mae 5.50% 2038[8]	3,432	3,861
Fannie Mae 5.50% 2038[8]	1,758	1,978
Fannie Mae 5.50% 2038[8]	826	929
Fannie Mae 5.50% 2038[8]	452	504
Fannie Mae 6.00% 2038[8]	2,266	2,570
Fannie Mae 7.00% 2038[8]	104	123
Fannie Mae 2.50% 2039[7,8]	814	859
Fannie Mae 2.57% 2039[7,8]	981	1,039
Fannie Mae 2.703% 2039[7,8]	1,309	1,387
Fannie Mae 5.50% 2039[8]	353	395
Fannie Mae 4.00% 2040[8]	874	944
Fannie Mae 6.00% 2040[8]	17,708	20,094
Fannie Mae 4.00% 2041[8]	1,455	1,573
Fannie Mae 4.00% 2041[8]	890	962
Fannie Mae 4.00% 2041[8]	698	754
Fannie Mae 4.00% 2041[8]	462	501
Fannie Mae 5.00% 2041[8]	15,358	17,025
Fannie Mae 6.00% 2041[8]	12,153	13,848
Fannie Mae 4.00% 2042[8]	34,953	37,717
Fannie Mae 4.00% 2042[8]	20,533	22,157
Fannie Mae 4.00% 2042[8]	7,081	7,654
Fannie Mae 4.00% 2042[8]	4,923	5,312
Fannie Mae 4.00% 2042[8]	2,915	3,146
Fannie Mae 4.00% 2042[8]	2,375	2,567
Fannie Mae 4.00% 2043[8]	23,811	25,713
Fannie Mae 4.00% 2043[8]	19,699	21,372
Fannie Mae 4.50% 2043[8]	8,589	9,339
Fannie Mae 4.50% 2043[8]	5,732	6,233
Fannie Mae 4.50% 2043[8]	3,879	4,218
Fannie Mae 7.00% 2047[8]	60	69
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017[8]	127	129
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021[8]	2,360	2,434
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[8]	778	879
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[8]	2,442	2,322
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[8]	1,902	1,837
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[8]	522	470
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[8]	337	307
Fannie Mae, Series 2006-65, Class PF, 0.707% 2036[7,8]	2,388	2,388
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[8]	109	126
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[8]	103	121
Freddie Mac 5.50% 2023[8]	1,533	1,671
Freddie Mac 6.00% 2026[8]	1,554	1,761
Freddie Mac 5.50% 2027[8]	3,359	3,738
Freddie Mac 3.50% 2034[8]	1,713	1,814
Freddie Mac 3.50% 2035[8]	48,408	51,243
Freddie Mac 3.50% 2035[8]	46,666	49,399
Freddie Mac 3.50% 2035[8]	40,959	43,358
Freddie Mac 3.50% 2035[8]	19,872	21,036
Freddie Mac 3.50% 2035[8]	10,322	10,927
Freddie Mac 3.50% 2035[8]	8,605	9,109
Freddie Mac 3.50% 2035[8]	603	639
Freddie Mac 5.00% 2038[8]	2,259	2,501
Capital Income Builder — Page 24 of 34

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 5.50% 2038[8]	$4,713	$5,266
Freddie Mac 5.00% 2039[8]	18,649	20,499
Freddie Mac 6.00% 2040[8]	174	197
Freddie Mac 4.50% 2041[8]	25,974	28,299
Freddie Mac 4.50% 2041[8]	1,122	1,222
Freddie Mac 5.00% 2041[8]	359	398
Freddie Mac 5.50% 2041[8]	8,503	9,499
Freddie Mac 4.50% 2043[8]	3,110	3,377
Freddie Mac 6.50% 2047[8]	419	475
Freddie Mac, Series 2890, Class KT, 4.50% 2019[8]	1,149	1,194
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[8]	8,590	9,067
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022[8]	18,009	18,180
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[8]	10,110	10,278
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[8]	41,420	42,147
Freddie Mac, Series K024, Class A2, multifamily 2.573% 2022[8]	5,965	6,092
Freddie Mac, Series K718, Class A2, multifamily 2.791% 2022[8]	11,565	11,999
Freddie Mac, Series K721, Class A2, multifamily 3.090% 2022[8]	5,000	5,260
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[8]	3,717	3,808
Freddie Mac, Series K030, Class A2, multifamily 3.25% 2023[7,8]	9,380	9,965
Freddie Mac, Series 2642, Class BL, 3.50% 2023[8]	603	621
Freddie Mac, Series 2626, Class NG, 3.50% 2023[8]	115	117
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[7,8]	26,650	28,706
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[8]	28,910	29,929
Freddie Mac, Series KPLB, Class A, multifamily 2.77% 2025[8]	5,000	5,059
Freddie Mac, Series K044, Class A2, multifamily 2.811% 2025[8]	71,090	72,113
Freddie Mac, Series K046, Class A2, multifamily 3.205% 2025[8]	7,000	7,342
Freddie Mac, Series K048, Class A2, multifamily 3.284% 2025[7,8]	5,000	5,271
Freddie Mac, Series K050, Class A2, multifamily 3.334% 2025[7,8]	2,140	2,274
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026[8]	973	910
Freddie Mac, Series 2122, Class QM, 6.25% 2029[8]	2,216	2,466
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[8]	3,317	3,110
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036[8]	1,958	1,746
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[8]	1,135	1,081
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[8]	1,083	1,026
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[8]	984	912
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036[8]	604	567
Government National Mortgage Assn. 4.50% 2037[8]	2,967	3,232
Government National Mortgage Assn. 6.00% 2039[8]	4,469	5,082
Government National Mortgage Assn. 6.50% 2039[8]	691	790
Government National Mortgage Assn. 3.50% 2040[8]	348	367
Government National Mortgage Assn. 5.00% 2040[8]	3,701	4,025
Government National Mortgage Assn. 5.50% 2040[8]	5,830	6,551
Government National Mortgage Assn. 4.50% 2041[8]	4,385	4,743
Government National Mortgage Assn. 5.00% 2041[8]	5,634	6,119
Government National Mortgage Assn. 6.50% 2041[8]	2,353	2,775
Government National Mortgage Assn. 4.50% 2043[8]	28,159	30,386
Government National Mortgage Assn. 4.50% 2043[8]	2,859	3,085
Government National Mortgage Assn. 4.50% 2043[8]	2,693	2,906
Government National Mortgage Assn. 4.50% 2044[8]	126	136
Government National Mortgage Assn. 3.50% 2045[8]	136,159	143,819
Government National Mortgage Assn. 3.50% 2045[8]	55,158	58,261
Government National Mortgage Assn. 3.50% 2045[8]	51,299	54,185
Government National Mortgage Assn. 4.00% 2045[8]	339,937	364,149
Government National Mortgage Assn. 4.00% 2045[8]	135,756	145,373
Government National Mortgage Assn. 4.00% 2045[8]	99,753	106,865
Capital Income Builder — Page 25 of 34

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.00% 2045[8]	$49,151	$52,626
Government National Mortgage Assn. 4.50% 2045[8]	129,099	139,425
Government National Mortgage Assn. 4.50% 2045[8]	101,870	109,956
Government National Mortgage Assn. 4.50% 2045[8]	40,999	44,247
Government National Mortgage Assn. 4.50% 2045[8]	27,759	29,956
Government National Mortgage Assn. 4.50% 2045[8]	23,145	24,987
Government National Mortgage Assn. 4.50% 2045[8]	17,980	19,402
Government National Mortgage Assn. 4.50% 2045[8]	10,450	11,277
Government National Mortgage Assn. 4.50% 2045[8]	3,174	3,430
Government National Mortgage Assn. 4.00% 2046[8]	236,000	252,827
Government National Mortgage Assn. 4.00% 2046[8,12]	117,468	125,526
Government National Mortgage Assn. 4.00% 2046[8,12]	68,000	72,545
Government National Mortgage Assn. 5.816% 2058[8]	2,847	2,934
Government National Mortgage Assn. 6.172% 2058[8]	343	352
Government National Mortgage Assn. 6.205% 2058[8]	1,345	1,405
Government National Mortgage Assn. 6.22% 2058[8]	181	189
Government National Mortgage Assn. 4.587% 2061[8]	2,790	2,942
Government National Mortgage Assn. 4.528% 2062[8]	7,126	7,569
Government National Mortgage Assn. 4.625% 2062[8]	3,067	3,281
Government National Mortgage Assn. 4.903% 2062[8]	4,490	4,752
Government National Mortgage Assn. 4.76% 2064[8]	1,680	1,764
Government National Mortgage Assn. 5.04% 2064[8]	1,129	1,176
Government National Mortgage Assn. 5.041% 2064[8]	1,144	1,194
Government National Mortgage Assn. 5.057% 2064[8]	1,180	1,230
Government National Mortgage Assn. 5.027% 2065[8]	1,133	1,180
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035[8]	2,563	2,336
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037[8]	1,731	1,557
Government National Mortgage Assn., Series 2003, 6.116% 2058[8]	446	463
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 5.622% 2038[7,8]	297	298
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 7.568% 2038[7,8]	5,405	5,424
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[8]	9,278	9,505
GS Mortgage Securities Corp. II, Series 2015-GC-34, Class AAB, 3.278% 2048[8]	2,400	2,468
GS Mortgage Securities Corp. II, Series 2015-GS-1, Class AAB, 3.553% 2048[8]	1,000	1,046
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[4,8]	10,975	10,987
Hilton USA Trust, Series 2013-HLF, BFX, 3.367% 2030[4,8]	11,750	11,773
Hilton USA Trust, Series 2013-HLF, CFX, 3.714% 2030[4,8]	14,635	14,668
Hilton USA Trust, Series 2013-HLF, DFX, 4.407% 2030[4,8]	4,500	4,510
Irvine Core Office Trust, Series 2013-IRV, Class C, 3.279% 2048[4,7,8]	3,800	3,601
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[8]	4,980	5,033
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.106% 2045[7,8]	24,868	24,935
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[4,8]	4,122	4,126
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[7,8]	6,009	6,142
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049[8]	8,114	8,365
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.936% 2049[7,8]	9,317	9,609
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[7,8]	5,293	5,553
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047[8]	100	101
JPMBB Commercial Mortgage Securities Trust, Series 2014-C-26, Class ASB, 3.2884% 2048[8]	1,250	1,291
JPMBB Commercial Mortgage Securities Trust, Series 2015-C-32, Class ASB, 3.358% 2048[8]	1,500	1,547
JPMBB Commercial Mortgage Securities Trust, Series 2015-C-33, Class ASB, 3.5623% 2048[8]	1,000	1,043
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.362% 2045[7,8]	5,335	5,742
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[8]	20,361	20,694
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-27, Class ASB, 3.557% 2047[8]	1,500	1,565
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-22, Class ASB, 3.04% 2048[8]	2,000	2,034
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-26, Class ASB, 3.323% 2048[8]	750	772
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-25, Class ASB, 3.383% 2048[8]	500	518
Capital Income Builder — Page 26 of 34

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-25, Class C, 4.680% 2048[7,8]	$1,500	$1,397
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.974% 2042[7,8]	20,105	20,152
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[7,8]	8,000	8,266
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class ASB, 3.556% 2047[8]	1,875	1,956
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-1, Class ASB, 2.934% 2048[8]	1,805	1,825
Wells Fargo Commercial Mortgage Trust, Series 2015-C-31, Class ASB, 3.487% 2048[8]	1,000	1,037
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-42, Class ASB, 3.522% 2048[8]	1,500	1,559
		3,039,244
Asset-backed obligations 0.78%
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[4,8]	12,345	12,625
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[4,8]	12,500	12,525
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[8]	19,870	19,977
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[8]	5,895	5,891
AmeriCredit Automobile Receivables Trust, Series 2013-2, Class C, 1.79% 2019[8]	2,355	2,361
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[8]	1,280	1,289
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[1,4,8]	2,825	2,797
Bank of the West Auto Trust, Series 2014-1, Class A-3, 1.09% 2019[4,8]	9,800	9,781
California Republic Auto Receivables Trust, Series 2015-1, Class B, 2.51% 2021[8]	1,730	1,717
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.012% 2020[1,4,7,8]	47,000	46,973
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.52% 2021[1,4,7,8]	20,245	20,230
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[8]	22,100	22,102
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020[8]	2,769	2,814
Citi Held For Issuance, Series 2015-PM-2, Class A, 2.35% 2022[4,8]	14,362	14,340
Citi Held For Issuance, Series 2015-PM-3, Class A, 2.60% 2022[4,8]	17,848	17,850
Citi Held For Issuance, Series 2015-PM-3, Class B, 4.31% 2022[4,8]	4,320	4,290
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033[8]	158	160
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82% 2021[4,8]	1,454	1,464
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 2020[4,8]	7,100	7,106
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 2021[4,8]	1,500	1,502
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 2021[4,8]	3,125	3,147
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[4,8]	2,395	2,421
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035[8]	1,631	1,647
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2-A, FSA insured, 0.616% 2035[7,8]	176	157
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2-A-1A, FSA insured, 0.566% 2036[7,8]	7,630	6,757
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.566% 2037[7,8]	9,841	8,928
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.576% 2037[7,8]	20,985	19,090
Discover Card Execution Note Trust, Series 2014-A5, Class A, 1.39% 2020[8]	50,000	50,190
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[8]	33,755	34,288
DRB Prime Student Loan Trust, Series 2015-D, Class A-3, 2.50% 2036[4,8]	2,290	2,294
Drive Auto Receivables Trust, Series 2015-B-A, Class A-2-A 0.93% 2017[4,8]	9,550	9,547
Drive Auto Receivables Trust, Series 2015-B-A, Class C, 2.76% 2021[4,8]	4,535	4,525
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 2021[4,8]	5,455	5,467
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[4,8]	2,000	2,007
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[4,8]	2,170	2,175
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[4,8]	12,000	12,012
Drivetime Auto Owner Trust, Series 2016-1-A, Class C, 3.54% 2021[4,8]	1,365	1,366
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[8]	17,500	17,471
Ford Credit Auto Lease Trust, Series 2014-B, Class A4, 1.10% 2017[8]	3,315	3,310
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[4,8]	15,600	15,686
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[4,8]	10,250	10,242
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2011-1A, Class A-2, 3.29% 2017[4,8]	690	700
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-3A, Class A, 2.67% 2021[4,8]	1,885	1,901
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[4,8]	40,015	40,464
Capital Income Builder — Page 27 of 34

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Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 2021[4,8]	$1,938	$1,924
Honda Auto Receivables Owner Trust, Series 2013-3, Class A-3, 0.77% 2017[8]	7,449	7,446
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A-4, 1.00% 2018[8]	3,261	3,261
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.587% 2037[7,8]	15,023	13,344
MarketPlace Loan Trust, Series 2015-AV-1, Class A, 4.00% 2021[4,8]	1,544	1,530
Mountain View Funding, Series 2007-3-A, Class A-1, CLO, 0.835% 2021[4,7,8]	4,066	4,039
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 1.910% 2025[4,7,8]	40,000	39,387
Option One Mortgage Loan Trust, Series 2007-FXD2, Class II-A-6, 5.68% 2037[7,8]	3,457	3,185
Prestige Auto Receivables Trust, Series 2015-1, Class B, 2.04% 2021[4,8]	3,750	3,751
Prestige Auto Receivables Trust, Series 2015-1, Class C, 2.40% 2021[4,8]	7,650	7,658
Prestige Auto Receivables Trust, Series 2015-1, Class D, 3.05% 2021[4,8]	8,145	7,972
RAMP Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034[8]	242	247
Santander Drive Auto Receivables Trust, Series 2015-1, Class A-2-A, 0.91% 2018[8]	18,819	18,817
Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.59% 2018[8]	1,455	1,456
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2018[8]	5,729	5,737
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[8]	3,850	3,844
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[8]	3,965	3,983
Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.60% 2020[8]	6,790	6,850
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[8]	12,415	12,409
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[8]	7,665	7,617
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[8]	2,700	2,733
Social Professional Loan Program LLC, Series 2015-A, Class A-1, 1.63% 2033[4,7,8]	1,241	1,226
Social Professional Loan Program LLC, Series 2015-C, Class A-2, 2.51% 2033[4,8]	2,056	2,045
Social Professional Loan Program LLC, Series 2015-C, Class A-1, 1.48% 2035[4,7,8]	15,505	15,201
Social Professional Loan Program LLC, Series 2015-D, Class A-2, 2.72% 2036[4,8]	4,583	4,611
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[8]	51,500	50,940
Westlake Automobile Receivables Trust, Series 2015-1-A, Class C, 2.29% 2020[4,8]	2,250	2,245
Westlake Automobile Receivables Trust, Series 2016-1-A, Class C, 3.29% 2021[4,8]	2,250	2,250
Westlake Automobile Receivables Trust, Series 2015-1-A, Class D, 2.96% 2022[4,8]	2,625	2,568
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[8]	23,375	23,357
		725,219
Federal agency bonds & notes 0.27%
CoBank, ACB 7.875% 2018[4]	12,160	13,674
CoBank, ACB 1.112% 2022[4,7]	3,190	2,991
Fannie Mae 5.375% 2016	60,420	61,735
Fannie Mae 2.625% 2024	43,035	44,857
Freddie Mac 5.50% 2016	14,580	14,915
Freddie Mac 1.00% 2017	14,400	14,454
Freddie Mac 5.50% 2017	50,000	53,630
Freddie Mac 1.25% 2019	50,000	50,015
		256,271
Bonds & notes of governments & government agencies outside the U.S. 0.07%
Bermuda Government 4.138% 2023[4]	4,850	4,777
Bermuda Government 4.854% 2024[4]	7,775	8,012
Chilean Government 3.125% 2026	6,000	5,925
Colombia (Republic of) Global 4.50% 2026	5,000	4,726
Croatian Government 6.375% 2021	3,000	3,257
Indonesia (Republic of) 4.75% 2026[4]	9,000	9,187
Province of Manitoba 3.05% 2024	6,850	7,194
Capital Income Builder — Page 28 of 34

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Province of Ontario 3.20% 2024	$10,000	$10,652
United Mexican States Government Global 4.125% 2026	12,925	12,970
		66,700
Municipals 0.06%
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.107% 2018	15,500	15,753
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	15,000	14,950
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2015-B, 2.814% 2024	25,000	25,288
		55,991
Total bonds, notes & other debt instruments (cost: $16,110,966,000)		16,113,110
Short-term securities 1.85%
Apple Inc. 0.34% due 2/4/2016[4]	30,400	30,398
Chevron Corp. 0.25% due 2/4/2016[4]	50,000	49,997
Emerson Electric Co. 0.30% due 2/1/2016[4]	50,000	49,999
Fannie Mae 0.23%–0.60% due 3/1/2016–1/3/2017	188,900	188,309
Federal Farm Credit Banks 0.30%–0.58% due 4/28/2016–10/20/2016	140,000	139,715
Federal Home Loan Bank 0.17%–0.59% due 3/2/2016–8/16/2016	531,500	530,746
Freddie Mac 0.16%–0.41% due 2/3/2016–5/4/2016	440,400	440,225
General Electric Co. 0.29% due 2/1/2016	4,000	4,000
Honeywell International Inc. 0.24% due 2/10/2016–2/17/2016[4]	65,400	65,391
IBM Corp. 0.45% due 3/23/2016[4]	30,000	29,981
Jupiter Securitization Co., LLC 0.85% due 7/8/2016[4]	50,000	49,815
Pfizer Inc 0.23% due 2/17/2016[4]	30,000	29,996
Qualcomm Inc. 0.45% due 4/5/2016[4]	30,000	29,977
U.S. Treasury Bills 0.15% due 2/25/2016	21,000	20,997
Walt Disney Co. 0.17% due 2/8/2016[4]	66,600	66,596
Total short-term securities (cost: $1,726,240,000)		1,726,142
Total investment securities 99.57% (cost: $89,458,998,000)		92,925,258
Other assets less liabilities 0.43%		404,831
Net assets 100.00%		$93,330,089
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Capital Income Builder — Page 29 of 34

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $464,093,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 1/31/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	2/18/2016	HSBC Bank	$10,263	A$14,250	$186
British pounds	2/22/2016	JPMorgan Chase	$174,681	£123,100	(729)
Euros	3/7/2016	HSBC Bank	$30,128	€27,682	112
Singapore dollars	2/24/2016	Barclays Bank PLC	$150,536	S$213,490	747
					$316
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2016 (000)
SSE PLC[1]	76,658,002	1,633,000	—	78,291,002	$29,844	$1,626,730
EDP - Energias de Portugal, SA1	230,413,901	4,157,587	—	234,571,488	—	820,009
Greene King PLC[1]	24,691,512	—	—	24,691,512	3,130	310,935
Six Flags Entertainment Corp.	6,081,400	79,000	—	6,160,400	3,570	309,683
Pennon Group PLC[1]	19,416,892	2,265,631	—	21,682,523	3,230	274,443
TDC A/S1	53,982,555	—	10,943,411	43,039,144	—	184,310
Glow Energy PCL[1]	84,822,200	—	—	84,822,200	—	181,986
TalkTalk Telecom Group PLC[1]	56,376,217	—	—	56,376,217	4,543	177,536
VTech Holdings Ltd.[1]	16,512,300	—	—	16,512,300	2,807	166,319
Moneysupermarket.com Group PLC[1]	28,508,401	—	—	28,508,401	—	137,822
Gannett Co., Inc.	9,191,300	—	—	9,191,300	1,471	136,399
Mercury General Corp.	2,809,700	—	—	2,809,700	1,742	130,454
DineEquity, Inc.	1,167,500	307,500	—	1,475,000	1,113	125,257
Covanta Holding Corp.	2,700,000	5,292,700	—	7,992,700	1,854	113,017
Ratchaburi Electricity Generating Holding PCL[1]	77,350,000	—	—	77,350,000	—	108,051
Veresen Inc.	15,072,100	520,200	—	15,592,300	2,833	88,819
Marston’s PLC[1]	37,254,228	—	—	37,254,228	2,515	83,873
Tesco Lotus Retail Growth Freehold and Leasehold Property Fund[1]	145,255,000	—	—	145,255,000	884	55,600
Convenience Retail Asia Ltd.[1]	51,330,000	—	—	51,330,000	—	17,152
Leifheit AG, non-registered shares[1]	320,000	—	—	320,000	—	16,185
Canyon Services Group Inc.[13]	3,645,500	—	3,645,500	—	—	—
					$59,536	$5,064,580

Capital Income Builder — Page 30 of 34

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $31,292,320,000, which represented 33.53% of the net assets of the fund. This amount includes $31,212,759,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Security did not produce income during the last 12 months.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,000,779,000, which represented 2.14% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $628,000, which represented less than .01% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Coupon rate may change periodically.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $26,288,000, which represented .03% of the net assets of the fund.
[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[11]	Scheduled interest and/or principal payment was not received.
[12]	Purchased on a TBA basis.
[13]	Unaffiliated issuer at 1/31/2016.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
Capital Income Builder — Page 31 of 34

unaudited
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market
Capital Income Builder — Page 32 of 34

unaudited
participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2016 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer staples	$9,405,195	$3,815,088	$—	$13,220,283
Financials	5,868,252	4,726,128	—	10,594,380
Utilities	3,259,993	6,014,672	—	9,274,665
Telecommunication services	5,630,481	3,026,185	—	8,656,666
Health care	4,585,791	3,909,655	—	8,495,446
Industrials	3,314,938	2,376,740	—	5,691,678
Energy	3,506,022	1,955,163	—	5,461,185
Consumer discretionary	2,570,000	1,995,765	—	4,565,765
Information technology	3,014,910	1,014,006	—	4,028,916
Materials	1,074,119	946,702	—	2,020,821
Miscellaneous	1,132,570	1,442,216	—	2,574,786
Preferred securities	6,501	8,625	—	15,126
Convertible stocks	296,785	—	—	296,785
Convertible bonds	—	189,504	—	189,504
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	6,344,507	—	6,344,507
Corporate bonds & notes	—	5,625,178	—	5,625,178
Mortgage-backed obligations	—	3,039,244	—	3,039,244
Asset-backed obligations	—	725,219	—	725,219
Federal agency bonds & notes	—	256,271	—	256,271
Bonds & notes of governments & government agencies outside the U.S.	—	66,700	—	66,700
Municipals	—	55,991	—	55,991
Short-term securities	—	1,726,142	—	1,726,142
Total	$43,665,557	$49,259,701	$—	$92,925,258

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,045	$—	$1,045
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(729)	—	(729)
Total	$—	$316	$—	$316
*	Securities with a value of $31,212,759,000, which represented 33.44% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$11,819,952
Gross unrealized depreciation on investment securities	(8,669,214)
Net unrealized appreciation on investment securities	3,150,738
Cost of investment securities	89,774,520

Capital Income Builder — Page 33 of 34

unaudited
Key to abbreviations and symbols
ADR = American Depositary Receipts
Auth. = Authority
CLO = Collateralized Loan Obligations
FDR = Fiduciary Depositary Receipts
Fin. = Finance
LOC = Letter of Credit
Ref. = Refunding
Rev. = Revenue
TBA = To be announced
A$ = Australian dollars
CAD = Canadian dollars
€ = Euros
GBP/£ = British pounds
HKD = Hong Kong dollars
MXN = Mexican pesos
S$ = Singapore dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-012-0316O-S49194	Capital Income Builder — Page 34 of 34

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER

By _/s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _/s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: March 30, 2016

By _/s/ Kimberley H. Monasterio
Kimberley H. Monasterio, Treasurer and Principal Financial Officer

Date: March 30, 2016